UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-05125

Dreyfus Variable Investment Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	06/31/16

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus Variable Investment Fund, Appreciation Portfolio

SEMIANNUAL REPORT June 30, 2016

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

F O R M O R E I N F O R M AT I O N

Back Cover

Dreyfus Variable Investment Fund, Appreciation Portfolio	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Variable Investment Fund, Appreciation Portfolio, covering the six-month period from January 1, 2016 through June 30, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Financial markets experienced heightened turbulence over the first half of 2016 when global economic challenges fueled dramatic swings in market sentiment. At the start of the year, investors reacted cautiously to an economic slowdown in China, sluggish growth in Europe, plummeting commodity prices, and rising short-term interest rates in the United States. These worries sparked sharp declines in U.S. and global equity markets, while high-quality bonds gained value as investors flocked to traditional safe havens.

Investor sentiment subsequently rebounded when U.S. monetary policymakers refrained from additional rate hikes, major central banks eased their monetary policies further, and commodity prices improved. Stocks rallied strongly during the spring, recouping earlier losses, and bonds continued to benefit from robust investor demand. Still, by June, uncertainty continued to dominate the capital markets amid worries about Great Britain’s exit from the European Union and disappointing job growth in the United States.

We remain encouraged by the resilience of the stock and bond markets, but we expect volatility to persist until global economic uncertainty abates. In addition, wide differences in underlying fundamental and technical influences across various asset classes, economic sectors, and regional markets suggest that selectivity may be an important determinant of investment success over the second half of 2016. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
July 15, 2016

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2016 through June 30, 2016, as provided by Fayez Sarofim, Portfolio Manager of Fayez Sarofim & Co., Sub-Investment Adviser

Fund and Market Performance Overview

For the six-month period ended June 30, 2016, Dreyfus Variable Investment Fund, Appreciation Portfolio’s Initial shares achieved a total return of 3.90%, and its Service shares achieved a total return of 3.77%.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500® Composite Stock Price Index (the “S&P 500 Index”), produced a total return of 3.82% for the same period.2

U.S. stocks posted moderate gains over the reporting period, masking heightened market volatility stemming from a variety of global and domestic economic headwinds. The fund produced returns that were roughly in line with its benchmark.

The Fund’s Investment Approach

The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income. To pursue these goals, the fund normally invests at least 80% of its assets in common stocks. The fund focuses on blue-chip companies with total market capitalizations of more than $5 billion at the time of purchase, including multinational companies. These are established companies that have demonstrated sustained patterns of profitability, strong balance sheets, an expanding global presence, and the potential to achieve predictable, above-average earnings growth.

In choosing stocks, the fund first identifies economic sectors it believes will expand over the next three to five years or longer. Using fundamental analysis, the fund then seeks companies within these sectors that have proven track records and dominant positions in their industries. The fund employs a “buy-and-hold” investment strategy, which generally has resulted in an annual portfolio turnover of below 15%. A low portfolio turnover rate helps reduce the fund’s trading costs and minimizes tax liability by limiting the distribution of capital gains.3

Markets Advanced Despite Global Economic Headwinds

The S&P 500 Index pressed higher over the first half of 2016, rapidly recovering from sharp sell-offs in January and June and posting a moderate gain for the reporting period. The market’s resilience was due, in part, to an ongoing recovery in oil prices. U.S. economic data firmed and the corporate earnings outlook improved, but mediocre global growth prospects and political uncertainty generally kept investors averse to risks. The telecommunication services and utilities sectors outperformed market averages over the past six months, as spikes in volatility and historically low interest rates drove investors to search for competitive dividend yields in these typically low-growth sectors. The financials and information technology sectors lagged the broader market, and were the only two sectors of the S&P 500 Index to produce negative absolute returns during the reporting period.

Fund Strategies Produced Mixed Results

In this environment, the fund’s sector allocation and stock selection strategies produced returns that were roughly in line with that of the S&P 500 Index. Overweight allocations in the consumer staples and energy sectors were two of the more significantly positive contributors to relative and absolute returns. Limited and selectively focused exposure to financial’s stocks, the weakest performing sector of the S&P 500 Index for the reporting period, also proved constructive. Favorable stock selections in the information technology sector further enhanced relative results, as the fund’s positions in ASML Holding, Texas Instruments, and Oracle generated double-digit

3

DISCUSSION OF FUND PERFORMANCE (continued)

returns. The greatest individual contributors to the fund’s performance over the first six months of 2016 included Philip Morris International, Exxon Mobil, Altria Group, Chevron, and Texas Instruments.

Factors that undercut relative results during the reporting period included a lack of exposure to the telecommunication services and utilities sectors. Our positioning in the health care sector also constrained relative returns when biotechnology stocks, in particular, came under pressure. An underweighted allocation to the industrials sector hurt relative performance, but favorable stock selections in the sector cushioned the negative impact of this positioning. The largest individual detractors from relative performance included Apple, Abbott Laboratories, State Street, Gilead Sciences, and American Express.

Investing Amid Economic and Political Uncertainty

Elections in major developed markets have set the stage for political movements to emerge as an important driver of government and economic policies over the medium term. Equity markets are likely to remain volatile and highly sensitive to geopolitical developments as the U.S. presidential election approaches and the framework for a U.K. exit from the European Union takes shape. Therefore, we have maintained a high-quality portfolio bias. The fund’s long-practiced investment approach emphasizes fundamentally sound companies with strong balance sheets, stable demand characteristics, high levels of profitability, and resilient dividend and capital allocation policies. Furthermore, we have recently increased our emphasis on companies whose growth plans in our view are more structurally driven and less dependent on the overall level of economic activity. In a volatile market environment, we remain committed to adhering to our time-tested investment philosophy and to delivering superior risk-adjusted returns over market cycles.

July 15, 2016

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals. The investment objective and policies of Dreyfus Variable Investment Fund, Appreciation Portfolio made available through insurance products may be similar to other funds managed by Dreyfus. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.

2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends daily and, where applicable, capital gain distributions. The Standard & Poor’s 500® Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance. Investors cannot invest directly in any index.

3 Achieving tax efficiency is not a part of the fund’s investment objective, and there can be no guarantee that the fund will achieve any particular level of taxable distributions in future years. In periods when the manager has to sell significant amounts of securities (e.g., during periods of significant net redemptions or changes in index components), the fund can be expected to be less tax efficient than during periods of more stable market conditions and asset flows.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Variable Investment Fund, Appreciation Portfolio from January 1, 2016 to June 30, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2016
	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.16	$5.42
Ending value (after expenses)	$1,039.00	$1,037.70

COMPARING YOUR FUND’S EXPENSES$
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2016
	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.12	$5.37
Ending value (after expenses)	$1,020.79	$1,019.54

† Expenses are equal to the fund’s annualized expense ratio of .82% for Initial shares and 1.07% for Service shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

June 30, 2016 (Unaudited)

Common Stocks - 99.2%	Shares	Value ($)
Banks - 1.2%
Wells Fargo & Co.	100,400	4,751,932
Capital Goods - 1.4%
United Technologies	55,850	5,727,418
Consumer Durables & Apparel - 3.0%
Christian Dior	45,700	7,403,145
Hermes International	2,777	1,046,569
NIKE, Cl. B	73,140	4,037,328
		12,487,042
Consumer Services - 1.5%
McDonald's	49,950	6,010,983
Diversified Financials - 10.4%
American Express	86,200	5,237,512
BlackRock	25,800	8,837,274
Intercontinental Exchange	16,800	4,300,128
JPMorgan Chase & Co.	174,100	10,818,574
S&P Global	40,850	4,381,571
State Street	65,100	3,510,192
Visa, Cl. A	79,800	5,918,766
		43,004,017
Energy - 10.4%
Chevron	118,050	12,375,181
ConocoPhillips	131,850	5,748,660
Exxon Mobil	178,714	16,752,650
Occidental Petroleum	104,750	7,914,910
		42,791,401
Food & Staples Retailing - 1.5%
Walgreens Boots Alliance	75,400	6,278,558
Food, Beverage & Tobacco - 21.5%
Altria Group	227,900	15,715,984
Anheuser-Busch InBev, ADR	32,800	4,319,104
Coca-Cola	352,500	15,978,825
Constellation Brands, Cl. A	14,600	2,414,840
Nestle, ADR	145,900	11,279,529
PepsiCo	83,100	8,803,614
Philip Morris International	293,400	29,844,648
		88,356,544

6

Common Stocks - 99.2% (continued)	Shares		Value ($)
Health Care Equipment & Services - 1.6%
Abbott Laboratories	164,250		6,456,667
Household & Personal Products - 3.5%
Estee Lauder, Cl. A	102,800		9,356,856
Procter & Gamble	61,350		5,194,504
			14,551,360
Insurance - 3.0%
Chubb	93,750		12,254,062
Materials - 1.7%
Air Products & Chemicals	5,000		710,200
Praxair	55,850		6,276,981
			6,987,181
Media - 6.0%
Comcast, Cl. A	141,550		9,227,644
Twenty-First Century Fox, Cl. A	220,536		5,965,499
Walt Disney	98,500		9,635,270
			24,828,413
Pharmaceuticals, Biotechnology & Life Sciences - 10.5%
AbbVie	158,850	[a]	9,834,403
Celgene	32,000	[b]	3,156,160
Gilead Sciences	48,350		4,033,357
Novartis, ADR	68,400		5,643,684
Novo Nordisk, ADR	198,075		10,652,474
Roche Holding, ADR	296,150		9,758,143
			43,078,221
Semiconductors & Semiconductor Equipment - 4.0%
ASML Holding	46,950	[a]	4,657,910
Texas Instruments	179,950		11,273,867
Xilinx	14,650		675,805
			16,607,582
Software & Services - 10.8%
Alphabet, Cl. C	11,269	[b]	7,799,275
Automatic Data Processing	23,640		2,171,807
Facebook, Cl. A	129,710	[b]	14,823,259
Microsoft	246,310		12,603,683
Oracle	109,250		4,471,602
VeriSign	29,800	[a,b]	2,576,508
			44,446,134
Technology Hardware & Equipment - 4.7%
Apple	202,150		19,325,540

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.2% (continued)	Shares		Value ($)
Transportation - 2.5%
Canadian Pacific Railway	40,000		5,151,600
Union Pacific	60,450		5,274,263
			10,425,863
Total Common Stocks (cost $210,283,430)			408,368,918
Other Investment - .6%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund (cost $2,543,861)	2,543,861	[c]	2,543,861
Investment of Cash Collateral for Securities Loaned - 1.4%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund, Institutional Shares (cost $5,703,589)	5,703,589	[c]	5,703,589
Total Investments (cost $218,530,880)	101.2%		416,616,368
Liabilities, Less Cash and Receivables	(1.2%)		(4,766,840)
Net Assets	100.0%		411,849,528

ADR—American Depository Receipt

a Security, or portion thereof, on loan. At June 30, 2016, the value of the fund’s securities on loan was $16,980,173 and the value of the collateral held by the fund was $17,238,354, consisting of cash collateral of $5,703,589 and U.S. Government & Agency securities valued at $11,534,765.

b Non-income producing security.

c Investment in affiliated money market mutual fund.

8

Portfolio Summary (Unaudited) †	Value (%)
Food, Beverage & Tobacco	21.5
Software & Services	10.8
Pharmaceuticals, Biotechnology & Life Sciences	10.5
Diversified Financials	10.4
Energy	10.4
Media	6.0
Technology Hardware & Equipment	4.7
Semiconductors & Semiconductor Equipment	4.0
Household & Personal Products	3.5
Consumer Durables & Apparel	3.0
Insurance	3.0
Transportation	2.5
Money Market Investments	2.0
Materials	1.7
Health Care Equipment & Services	1.6
Consumer Services	1.5
Food & Staples Retailing	1.5
Capital Goods	1.4
Banks	1.2
101.2

† Based on net assets.

See notes to financial statements.

9

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $16,980,173)—Note 1(c):
Unaffiliated issuers	210,283,430	408,368,918
Affiliated issuers	8,247,450	8,247,450
Cash		41,118
Dividends and securities lending income receivable		922,192
Receivable for investment securities sold		491,739
Prepaid expenses		6,399
		418,077,816
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		232,607
Due to Fayez Sarofim & Co.		73,189
Liability for securities on loan—Note 1(c)		5,703,589
Payable for shares of Beneficial Interest redeemed		148,172
Accrued expenses		70,731
		6,228,288
Net Assets ($)		411,849,528
Composition of Net Assets ($):
Paid-in capital		171,597,172
Accumulated undistributed investment income—net		185,450
Accumulated net realized gain (loss) on investments		41,981,152
Accumulated net unrealized appreciation (depreciation) on investments and foreign currency transactions		198,085,754
Net Assets ($)		411,849,528

Net Asset Value Per Share	Initial Shares	Service Shares
Net Assets ($)	246,161,559	165,687,969
Shares Outstanding	6,188,964	4,195,415
Net Asset Value Per Share ($)	39.77	39.49

See notes to financial statements.

10

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2016 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $271,468 foreign taxes withheld at source):
Unaffiliated issuers	5,951,010
Affiliated issuers	3,560
Income from securities lending—Note 1(c)	16,386
Total Income	5,970,956
Expenses:
Investment advisory fee—Note 3(a)	1,193,051
Sub-investment advisory fee—Note 3(a)	487,302
Distribution fees—Note 3(b)	253,630
Professional fees	52,148
Prospectus and shareholders’ reports	39,048
Custodian fees—Note 3(b)	27,908
Trustees’ fees and expenses—Note 3(c)	15,478
Loan commitment fees—Note 2	1,978
Shareholder servicing costs—Note 3(b)	1,219
Interest expense—Note 2	99
Miscellaneous	13,142
Total Expenses	2,085,003
Less—reduction in fees due to earnings credits—Note 3(b)	(39)
Net Expenses	2,084,964
Investment Income—Net	3,885,992
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	42,046,581
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	(28,906,021)
Net Realized and Unrealized Gain (Loss) on Investments	13,140,560
Net Increase in Net Assets Resulting from Operations	17,026,552

See notes to financial statements.

11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Operations ($):
Investment income—net	3,885,992	8,712,699
Net realized gain (loss) on investments	42,046,581	70,475,479
Net unrealized appreciation (depreciation) on investments	(28,906,021)	(92,595,893)
Net Increase (Decrease) in Net Assets Resulting from Operations	17,026,552	(13,407,715)
Dividends to Shareholders from ($):
Investment income—net:
Initial Shares	(2,297,922)	(5,009,601)
Service Shares	(1,586,202)	(3,652,322)
Net realized gain on investments:
Initial Shares	(36,865,750)	(14,565,874)
Service Shares	(33,615,444)	(12,097,365)
Total Dividends	(74,365,318)	(35,325,162)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	3,222,138	9,530,088
Service Shares	5,252,674	22,363,920
Dividends reinvested:
Initial Shares	39,163,672	19,575,475
Service Shares	35,201,646	15,749,687
Cost of shares redeemed:
Initial Shares	(23,236,509)	(75,721,615)
Service Shares	(78,664,420)	(49,112,680)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(19,060,799)	(57,615,125)
Total Increase (Decrease) in Net Assets	(76,399,565)	(106,348,002)
Net Assets ($):
Beginning of Period	488,249,093	594,597,095
End of Period	411,849,528	488,249,093
Undistributed investment income—net	185,450	183,582
Capital Share Transactions (Shares):
Initial Shares
Shares sold	77,344	200,086
Shares issued for dividends reinvested	999,170	420,632
Shares redeemed	(565,553)	(1,603,573)
Net Increase (Decrease) in Shares Outstanding	510,961	(982,855)
Service Shares
Shares sold	127,135	475,109
Shares issued for dividends reinvested	904,687	340,217
Shares redeemed	(1,983,795)	(1,046,754)
Net Increase (Decrease) in Shares Outstanding	(951,973)	(231,428)

See notes to financial statements.

12

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts. These figures have been derived from the fund’s financial statements.

Six Months Ended
Initial Shares	June 30, 2016	Year Ended December 31,
(Unaudited)		2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	45.23	49.51	47.95	40.47	37.99	35.44
Investment Operations:
Investment income—net[a]	.39	.80	.89	.86	.82	.73
Net realized and unrealized gain (loss) on investments	1.24	(1.97)	2.86	7.59	3.14	2.42
Total from Investment Operations	1.63	(1.17)	3.75	8.45	3.96	3.15
Distributions:
Dividends from investment income—net	(.40)	(.81)	(.90)	(.87)	(1.48)	(.60)
Dividends from net realized gain on investments	(6.69)	(2.30)	(1.29)	(.10)	-	-
Total Distributions	(7.09)	(3.11)	(2.19)	(.97)	(1.48)	(.60)
Net asset value, end of period	39.77	45.23	49.51	47.95	40.47	37.99
Total Return (%)	3.90	[b] (2.47)	8.09	21.11	10.44	9.01
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.82	[c] .80	.80	.81	.81	.80
Ratio of net expenses to average net assets	.82	[c] .80	.80	.81	.81	.80
Ratio of net investment income to average net assets	1.85	[c] 1.70	1.84	1.95	2.02	1.99
Portfolio Turnover Rate	3.85	[b] 11.97	3.65	7.71	3.05	4.24
Net Assets, end of period ($ x 1,000)	246,162	256,828	329,802	360,197	345,985	326,445

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

13

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
Service Shares	June 30, 2016	Year Ended December 31,
	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	44.96	49.23	47.69	40.25	37.74	35.23
Investment Operations:
Investment income—net[a]	.33	.68	.76	.75	.72	.63
Net realized and unrealized gain (loss) on investments	1.23	(1.96)	2.85	7.55	3.10	2.42
Total from Investment Operations	1.56	(1.28)	3.61	8.30	3.82	3.05
Distributions:
Dividends from investment income—net	(.34)	(.69)	(.78)	(.76)	(1.31)	(.54)
Dividends from net realized gain on investments	(6.69)	(2.30)	(1.29)	(.10)	-	-
Total Distributions	(7.03)	(2.99)	(2.07)	(.86)	(1.31)	(.54)
Net asset value, end of period	39.49	44.96	49.23	47.69	40.25	37.74
Total Return (%)	3.77	[b] (2.72)	7.83	20.83	10.14	8.74
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.07	[c] 1.05	1.05	1.06	1.06	1.05
Ratio of net expenses to average net assets	1.07	[c] 1.05	1.05	1.06	1.06	1.05
Ratio of net investment income to average net assets	1.60	[c] 1.45	1.59	1.70	1.79	1.75
Portfolio Turnover Rate	3.85	[b] 11.97	3.65	7.71	3.05	4.24
Net Assets, end of period ($ x 1,000)	165,688	231,421	264,795	254,928	220,568	174,160

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

14

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Appreciation Portfolio (the “fund”) is a separate diversified series of Dreyfus Variable Investment Fund (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering seven series, including the fund. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek long-term capital growth consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Fayez Sarofim & Co. (“Sarofim & Co.”) serves as the fund’s sub–investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan, and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these

15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of

16

the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

The following is a summary of the inputs used as of June 30, 2016 in valuing the fund’s investments:

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common Stocks†	348,456,760	-	-	348,456,760
Equity Securities - Foreign Common Stocks†	51,462,444	8,449,714	†† -	59,912,158
Mutual Funds	8,247,450	-	-	8,247,450

† See Statement of Investments for additional detailed categorizations.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures. See note above for additional information.

At December 31, 2015, $15,894,461 of exchange traded foreign equity securities were classified within Level 2 of the fair value hierarchy pursuant to the fund’s fair valuation procedures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

18

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended June 30, 2016, The Bank of New York Mellon earned $4,984 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended June 30, 2016 were as follows:

Affiliated Investment Company	Value 12/31/2015 ($)	Purchases ($)	Sales ($)	Value 6/30/2016 ($)	Net Assets (%)
Dreyfus Institutional Cash Advantage Fund, Institutional Shares	12,078,979	107,461,712	113,837,102	5,703,589	1.4
Dreyfus Institutional Preferred Plus Money Market Fund	2,158,196	37,125,554	36,739,889	2,543,861.6
Total	14,237,175	144,587,266	150,576,991	8,247,450	2.0

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2016, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2015 was as follows: ordinary income $8,792,819 and long-term capital gains $26,532,343. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $555 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to January 11, 2016, the unsecured credit facility with Citibank, N.A. was $480 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended June 30, 2016 was approximately $13,700 with a related weighted average annualized interest rate of 1.46%.

20

NOTE 3—Investment Advisory Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with Dreyfus, the investment advisory fee is computed at the annual rate of .5325% of the value of the fund’s average daily net assets. Pursuant to a sub-investment advisory agreement with Sarofim & Co., the fund pays Sarofim & Co. a monthly sub-investment advisory fee at the annual rate of .2175% of the value of the fund’s average daily net assets. Both fees are payable monthly.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets. The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2016, Service shares were charged $253,630 pursuant to the Distribution Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2016, the fund was charged $1,028 for transfer agency services and $83 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $39.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2016, the fund was charged $27,908 pursuant to the custody agreement.

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended June 30, 2016, the fund was charged $4,812 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $179,186, Distribution Plan fees $33,801, custodian fees $14,482, Chief Compliance Officer fees $4,812 and transfer agency fees $326.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2016, amounted to $17,120,276 and $107,869,884, respectively.

At June 30, 2016, accumulated net unrealized appreciation on investments was $198,085,488, consisting of $204,798,434 gross unrealized appreciation and $6,712,946 gross unrealized depreciation.

At June 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

22

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Trustees held on February 17-18, 2016, the Board considered the renewal of the fund’s Investment Advisory Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Fayez Sarofim & Co. (the “Subadviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Subadviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Subadviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc.

23

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

(“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2015, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. They also noted that performance generally should be considered over longer periods of time, although it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect disproportionately long-term performance. The Board discussed with Dreyfus and the Sub-Adviser the results of the comparisons and noted that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods (ranking in the fourth quartile), except for the ten-year period when the fund’s performance was above the Performance Group and Performance Universe medians. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index and noted that the fund’s performance was above the return of the index in five of the ten years.

The Board discussed with representatives of Dreyfus, its affiliates and the Subadviser the investment strategy employed in the management of the fund’s assets and how that strategy affected the fund’s relative performance. They discussed, among other matters, plans for increased management focus on ways to improve the fund’s performance. The Board members noted that the Subadviser is an experienced manager with a long-term “buy-and-hold” investment approach to investing in high quality, “mega-cap” companies. The Subadviser’s considerable reputation, based on following this investment approach, was noted.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that

24

the fund’s contractual management fee was below the Expense Group median and that the fund’s actual management fee and total expense ratio were above the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Subadviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Board considered the fee to the Subadviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Subadviser and Dreyfus.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by Dreyfus and the Subadviser, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing,

25

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus and the Subadviser from acting as investment adviser and sub-investment adviser, respectively, and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus and the Subadviser are adequate and appropriate.

• The Board noted the Subadviser’s adherence to the fund’s investment strategy and the Subadviser’s general investment approach and the efforts by Dreyfus and the Subadviser to improve fund performance and agreed to closely monitor performance.

• The Board concluded that the fees paid to Dreyfus and the Subadviser were not so disproportionately large that they could not have been the result of an arm’s-length bargaining.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Subadviser, of the fund and the services provided to the fund by Dreyfus

26

and the Subadviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined to renew the Agreements.

27

NOTES

28

NOTES

29

For More Information

Dreyfus Variable Investment Fund, Appreciation Portfolio

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Sub-Investment Adviser

Fayez Sarofim & Co.
Two Houston Center
Suite 2907
Houston, TX 77010

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Telephone 1-800-258-4260 or 1-800-258-4261

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 Attn: Institutional Services Department

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 0112SA0616

Dreyfus Variable Investment Fund, Growth and Income Portfolio

SEMIANNUAL REPORT June 30, 2016

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

F O R M O R E I N F O R M AT I O N

Back Cover

Dreyfus Variable Investment Fund, Growth and Income Portfolio	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Variable Investment Fund, Growth and Income Portfolio, covering the six-month period from January 1, 2016 through June 30, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Financial markets experienced heightened turbulence over the first half of 2016 when global economic challenges fueled dramatic swings in market sentiment. At the start of the year, investors reacted cautiously to an economic slowdown in China, sluggish growth in Europe, plummeting commodity prices, and rising short-term interest rates in the United States. These worries sparked sharp declines in U.S. and global equity markets, while high-quality bonds gained value as investors flocked to traditional safe havens.

Investor sentiment subsequently rebounded when U.S. monetary policymakers refrained from additional rate hikes, major central banks eased their monetary policies further, and commodity prices improved. Stocks rallied strongly during the spring, recouping earlier losses, and bonds continued to benefit from robust investor demand. Still, by June, uncertainty continued to dominate the capital markets amid worries about Great Britain’s exit from the European Union and disappointing job growth in the United States.

We remain encouraged by the resilience of the stock and bond markets, but we expect volatility to persist until global economic uncertainty abates. In addition, wide differences in underlying fundamental and technical influences across various asset classes, economic sectors, and regional markets suggest that selectivity may be an important determinant of investment success over the second half of 2016. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
July 15, 2016

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2016, through June 30, 2016, as provided by John Bailer and Elizabeth Slover, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended June 30, 2016, Dreyfus Variable Investment Fund, Growth and Income Portfolio’s Initial shares achieved a total return of 1.08%, and its Service shares achieved a total return of 0.98%.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500® Composite Stock Price Index (the “S&P 500 Index”), produced a total return of 3.82% for the same period.2

U.S. stocks posted moderate gains over the reporting period, masking heightened market volatility stemming from a variety of global and domestic economic headwinds. The fund produced lower returns than its benchmark, largely due to disappointing stock selections in the financials and consumer staples sectors, as well as underweighted exposure to the utilities sector.

The Fund’s Investment Approach

The fund seeks long-term capital growth, current income, and growth of income consistent with reasonable investment risk. To pursue these goals, the fund normally invests primarily in stocks of domestic and foreign issuers. We seek to create a portfolio that includes a blend of growth and dividend-paying stocks, as well as other investments that provide income. We choose stocks through a disciplined investment process that combines computer-modeling techniques, “bottom-up” fundamental analysis, and risk management. The investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics similar to those of the S&P 500 Index.

Economic Uncertainties Constrained Equity Markets

Equity markets proved volatile over the first six months of 2016 in response to global and domestic economic developments. The year started on a negative note with stocks posting sharply negative returns in the face of deteriorating oil prices, disappointing U.S. GDP growth, and renewed instability among Chinese equities. Investors sought safety in traditionally defensive and higher-yielding areas of the market, a trend that was reinforced when Federal Reserve Board chair Janet Yellen warned that global market turbulence could undermine U.S. economic growth.

The U.S. equity market recovered from mid-February through late April, spurred by rising commodity prices and more aggressively accommodative fiscal policies from central banks in Europe and Asia. However, concerns that the United Kingdom might leave the European Union began to unsettle investors in May. The late June vote to leave the EU prompted a brief-but-sharp decline in equity prices, with the subsequent recovery concentrated among the more defensive and high-yielding areas of the market, such as the telecommunication services and utilities sectors, while more economically sensitive stocks and most financial companies lagged market averages.

Selections and Allocations Dampened Relative Results

While the fund avoided some of the financials sector’s worst performers, a variety of financial holdings detracted from returns compared to the benchmark. Notable underperformers included capital markets companies, such as Morgan Stanley; diversified financials, such as Voya Financial; insurers, such as Prudential Financial; and consumer finance companies, such as Synchrony Financial. While the fund’s performance benefited from its investment in Communications Sales and Leasing, a high-yielding real estate investment trust (REIT), generally underweighted exposure to richly valued REITs further detracted from returns in the financials sector. Similarly, underweighted exposure to richly valued utilities stocks further undermined relative returns, as did lack of exposure to traditionally defensive tobacco and household products companies in the consumer staples sector. Disappointing individual

3

DISCUSSION OF FUND PERFORMANCE (continued)

holdings in other areas included agricultural chemical maker CF Industries Holdings, biotechnology developer Vertex Pharmaceuticals, and Delta Air Lines.

On a more positive note, strong stock selections in the information technology sector bolstered relative performance. Top performers included semiconductor equipment maker Applied Materials and semiconductor manufacturers Texas Instruments and Microchip Technology, all of which benefited from the expanding use of semiconductors in the automotive and consumer products industries. Database software developer Oracle reported strong earnings as the company migrated its services to the cloud, while communications equipment maker Cisco Systems entered a positive phase of its product cycle. Among consumer discretionary holdings, specialty retailer ULTA Salon, Cosmetics & Fragrance and media company CBS enhanced returns. Other strong performers included energy companies Occidental Petroleum and EOG Resources, pharmaceutical developer Allergan, and construction Materials producer Vulcan materials.

Looking Beyond the Recent Turmoil

While some investors remain preoccupied with the uncertainties involved in the U.K. Brexit and its potential consequences for the European Union, we have remained focused on strong U.S. economic fundamentals and our expectations of continued domestic growth. Therefore, as of the reporting period’s end, we generally have avoided many of the richly valued, high-yielding stocks that led the market’s recent advance, instead emphasizing companies with attractive valuations and strong growth potential. We have found a relatively large number of such investment opportunities in the consumer discretionary, materials and technology sectors, but we have identified relatively few opportunities meeting our investment criteria in the utilities, industrials, consumer staples, and telecommunication services sectors.

July 15, 2016

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid, and difficult to value and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying instruments or the fund’s other investments.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals. The investment objective and policies of Dreyfus Variable Investment Fund, Growth and Income Portfolio made available through insurance products may be similar to other funds managed or advised by Dreyfus. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.

2 SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions. The Standard & Poor’s 500® Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance. Investors cannot invest directly in any index.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Variable Investment Fund, Growth and Income Portfolio from January 1, 2016 to June 30, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2016
	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.50	$5.75
Ending value (after expenses)	$1,010.80	$1,009.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2016
	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.52	$5.77
Ending value (after expenses)	$1,020.39	$1,019.14

† Expenses are equal to the fund’s annualized expense ratio of .90% for Initial shares and 1.15% for Service shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

June 30, 2016 (Unaudited)

Common Stocks - 98.5%	Shares		Value ($)
Automobiles & Components - .8%
Delphi Automotive	5,183		324,456
Tesla Motors	1,524	[a,b]	323,515
			647,971
Banks - 5.7%
BB&T	8,349		297,308
Citigroup	14,947		633,603
Comerica	4,142		170,360
JPMorgan Chase & Co.	29,624		1,840,835
PNC Financial Services Group	5,252		427,460
SunTrust Banks	12,035		494,398
U.S. Bancorp	13,291		536,026
			4,399,990
Capital Goods - 6.2%
Danaher	7,025		709,525
Honeywell International	13,584		1,580,091
Raytheon	10,591		1,439,846
United Technologies	10,100		1,035,755
			4,765,217
Consumer Durables & Apparel - .5%
Hanesbrands	16,752		420,978
Consumer Services - 1.6%
Carnival	9,680		427,856
McDonald's	7,009		843,463
			1,271,319
Diversified Financials - 6.7%
BlackRock	1,629		557,981
Capital One Financial	9,796		622,144
Charles Schwab	22,319		564,894
Goldman Sachs Group	4,811		714,818
Intercontinental Exchange	2,465		630,941
Invesco	8,794		224,599
Morgan Stanley	25,084		651,682
Synchrony Financial	30,672	[b]	775,388
Voya Financial	17,953		444,516
			5,186,963
Energy - 7.4%
EOG Resources	15,686		1,308,526

6

Common Stocks - 98.5% (continued)	Shares		Value ($)
Energy - 7.4% (continued)
Hess	9,768		587,057
Occidental Petroleum	24,250		1,832,330
Phillips 66	9,197	[a]	729,690
Pioneer Natural Resources	1,810		273,690
Schlumberger	10,264		811,677
Superior Energy Services	11,015		202,786
			5,745,756
Exchange-Traded Funds - .5%
iShares Russell 1000 Value ETF	3,743		386,390
Food & Staples Retailing - .8%
Costco Wholesale	3,821		600,050
Food, Beverage & Tobacco - 7.2%
Archer-Daniels-Midland	6,685		286,720
Coca-Cola	39,740		1,801,414
ConAgra Foods	26,858		1,284,081
Kellogg	5,055		412,741
Molson Coors Brewing, Cl. B	12,920		1,306,600
Mondelez International, Cl. A	6,201		282,207
PepsiCo	1,869		198,002
			5,571,765
Health Care Equipment & Services - 6.3%
Abbott Laboratories	5,887		231,418
Boston Scientific	29,932	[b]	699,511
Cardinal Health	5,564		434,048
Centene	7,637	[b]	545,053
DENTSPLY SIRONA	7,407		459,530
Medtronic	11,675		1,013,040
UnitedHealth Group	10,497		1,482,176
			4,864,776
Household & Personal Products - .8%
Estee Lauder, Cl. A	6,746		614,021
Insurance - 3.8%
Allstate	5,686		397,736
Chubb	4,502		588,456
FNF Group	5,316		199,350
Hartford Financial Services Group	8,225		365,025
Progressive	14,280		478,380
Prudential Financial	12,537		894,390
			2,923,337

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.5% (continued)	Shares		Value ($)
Materials - 4.9%
CF Industries Holdings	12,940		311,854
Dow Chemical	19,060		947,473
Martin Marietta Materials	1,315		252,480
Packaging Corporation of America	7,586		507,731
Sherwin-Williams	1,679		493,072
Vulcan Materials	10,280		1,237,301
			3,749,911
Media - 5.8%
CBS, Cl. B	13,241		720,840
Charter Communications, Cl. A	2,068	[b]	472,828
Comcast, Cl. A	13,821		900,991
Interpublic Group of Companies	30,129		695,980
Omnicom Group	8,915		726,483
Time Warner	10,030		737,606
Viacom, Cl. B	4,646		192,670
			4,447,398
Pharmaceuticals, Biotechnology & Life Sciences - 7.4%
AbbVie	13,682	[a]	847,053
BioMarin Pharmaceutical	4,687	[b]	364,649
Bristol-Myers Squibb	16,575		1,219,091
Eli Lilly & Co.	10,883		857,036
Merck & Co.	12,075		695,641
Pfizer	36,315		1,278,651
Vertex Pharmaceuticals	5,596	[b]	481,368
			5,743,489
Real Estate - 1.3%
Communications Sales & Leasing	22,748	[c]	657,417
Lamar Advertising, Cl. A	4,806	[c]	318,638
			976,055
Retailing - 5.7%
Amazon.com	2,150	[b]	1,538,583
Home Depot	6,276		801,382
Priceline Group	421	[b]	525,581
Staples	44,259		381,513
The TJX Companies	7,432		573,973
Ulta Salon Cosmetics & Fragrance	2,423	[b]	590,340
			4,411,372
Semiconductors & Semiconductor Equipment - 5.2%
Applied Materials	37,175		891,085

8

Common Stocks - 98.5% (continued)	Shares		Value ($)
Semiconductors & Semiconductor Equipment - 5.2% (continued)
Broadcom	4,137		642,890
Microchip Technology	16,259	[a]	825,307
Skyworks Solutions	4,346		275,015
Texas Instruments	22,584		1,414,888
			4,049,185
Software & Services - 12.5%
Alphabet, Cl. A	1,261	[b]	887,151
Alphabet, Cl. C	1,724	[b]	1,193,180
Citrix Systems	6,478	[b]	518,823
Cognizant Technology Solutions, Cl. A	7,065	[b]	404,401
Facebook, Cl. A	13,830	[b]	1,580,492
Intuit	5,209		581,376
Oracle	36,257		1,483,999
Paychex	7,113		423,223
salesforce.com	8,594	[b]	682,450
Splunk	6,626	[a,b]	358,997
Visa, Cl. A	15,106		1,120,412
Workday, Cl. A	5,103	[a,b]	381,041
			9,615,545
Technology Hardware & Equipment - 2.5%
Cisco Systems	58,345		1,673,918
Corning	13,801		282,645
			1,956,563
Telecommunication Services - 2.3%
AT&T	30,028		1,297,510
Vodafone Group, ADR	16,195	[a]	500,264
			1,797,774
Transportation - 1.9%
Delta Air Lines	14,838		540,548
Union Pacific	10,298		898,500
			1,439,048
Utilities - .7%
NRG Yield, Cl. C	32,901	[a]	512,927
Total Common Stocks (cost $63,764,584)			76,097,800
Other Investment - 1.8%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund (cost $1,392,275)	1,392,275	[d]	1,392,275

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral for Securities Loaned - 3.7%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund, Institutional Shares (cost $2,865,531)	2,865,531	[d]	2,865,531
Total Investments (cost $68,022,390)	104.0%		80,355,606
Liabilities, Less Cash and Receivables	(4.0%)		(3,107,816)
Net Assets	100.0%		77,247,790

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

a Security, or portion thereof, on loan. At June 30, 2016, the value of the fund’s securities on loan was $4,424,790 and the value of the collateral held by the fund was $4,542,798, consisting of cash collateral of $2,865,531 and U.S. Government & Agency securities valued at $1,677,267.

b Non-income producing security.

c Investment in real estate investment trust.

d Investment in affiliated money market mutual fund.

10

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	12.5
Energy	7.4
Pharmaceuticals, Biotechnology & Life Sciences	7.4
Food, Beverage & Tobacco	7.2
Diversified Financials	6.7
Health Care Equipment & Services	6.3
Capital Goods	6.2
Media	5.8
Banks	5.7
Retailing	5.7
Money Market Investments	5.5
Semiconductors & Semiconductor Equipment	5.2
Materials	4.9
Insurance	3.8
Technology Hardware & Equipment	2.5
Telecommunication Services	2.3
Transportation	1.9
Consumer Services	1.6
Real Estate	1.3
Automobiles & Components	.8
Food & Staples Retailing	.8
Household & Personal Products	.8
Utilities	.7
Consumer Durables & Apparel	.5
Exchange-Traded Funds	.5
104.0

† Based on net assets.

See notes to financial statements.

11

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $4,424,790)—Note 1(b):
Unaffiliated issuers	63,764,584	76,097,800
Affiliated issuers	4,257,806	4,257,806
Cash		336
Receivable for investment securities sold		272,397
Dividends and securities lending income receivable		135,699
Prepaid expenses		1,584
		80,765,622
Liabilities ($):
Due to The Dreyfus Corporation—Note 3(b)		61,005
Liability for securities on loan—Note 1(b)		2,865,531
Payable for investment securities purchased		463,920
Payable for shares of Beneficial Interest redeemed		98,072
Interest payable—Note 2		348
Accrued expenses		28,956
		3,517,832
Net Assets ($)		77,247,790
Composition of Net Assets ($):
Paid-in capital		64,072,316
Accumulated undistributed investment income—net		36,370
Accumulated net realized gain (loss) on investments		805,888
Accumulated net unrealized appreciation (depreciation) on investments		12,333,216
Net Assets ($)		77,247,790

Net Asset Value Per Share	Initial Shares	Service Shares
Net Assets ($)	72,100,655	5,147,135
Shares Outstanding	2,708,349	193,099
Net Asset Value Per Share ($)	26.62	26.66

See notes to financial statements.

12

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2016 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	833,006
Affiliated issuers	1,050
Income from securities lending—Note 1(b)	8,970
Total Income	843,026
Expenses:
Investment advisory fee—Note 3(a)	296,106
Professional fees	25,983
Custodian fees—Note 3(b)	13,939
Prospectus and shareholders’ reports	6,550
Distribution fees—Note 3(b)	6,475
Trustees’ fees and expenses—Note 3(c)	3,195
Shareholder servicing costs—Note 3(b)	373
Interest expense—Note 2	348
Loan commitment fees—Note 2	177
Miscellaneous	7,663
Total Expenses	360,809
Less—reduction in fees due to earnings credits—Note 3(b)	(14)
Net Expenses	360,795
Investment Income—Net	482,231
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	1,285,769
Net unrealized appreciation (depreciation) on investments	(1,016,360)
Net Realized and Unrealized Gain (Loss) on Investments	269,409
Net Increase in Net Assets Resulting from Operations	751,640

See notes to financial statements.

13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Operations ($):
Investment income—net	482,231	738,802
Net realized gain (loss) on investments	1,285,769	9,061,891
Net unrealized appreciation (depreciation) on investments	(1,016,360)	(8,285,651)
Net Increase (Decrease) in Net Assets Resulting from Operations	751,640	1,515,042
Dividends to Shareholders from ($):
Investment income—net:
Initial Shares	(457,161)	(702,088)
Service Shares	(25,804)	(37,501)
Net realized gain on investments:
Initial Shares	(8,761,675)	(7,596,149)
Service Shares	(613,919)	(629,912)
Total Dividends	(9,858,559)	(8,965,650)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	1,354,644	3,873,886
Service Shares	65,257	140,487
Dividends reinvested:
Initial Shares	9,218,836	8,298,237
Service Shares	639,723	667,413
Cost of shares redeemed:
Initial Shares	(8,273,153)	(12,516,472)
Service Shares	(685,432)	(1,674,266)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	2,319,875	(1,210,715)
Total Increase (Decrease) in Net Assets	(6,787,044)	(8,661,323)
Net Assets ($):
Beginning of Period	84,034,834	92,696,157
End of Period	77,247,790	84,034,834
Undistributed investment income—net	36,370	37,104
Capital Share Transactions (Shares):
Initial Shares
Shares sold	50,141	125,463
Shares issued for dividends reinvested	353,172	273,683
Shares redeemed	(306,682)	(404,762)
Net Increase (Decrease) in Shares Outstanding	96,631	(5,616)
Service Shares
Shares sold	2,404	4,531
Shares issued for dividends reinvested	24,472	21,982
Shares redeemed	(25,010)	(54,265)
Net Increase (Decrease) in Shares Outstanding	1,866	(27,752)

See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts. These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2016		Year Ended December 31,
Initial Shares	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	29.98	32.68	29.92	22.07	18.96	19.76
Investment Operations:
Investment income—net[a]	.17	.26	.24	.23	.30	.25
Net realized and unrealized gain (loss) on investments	.07	.28	2.77	7.86	3.12	(.80)
Total from Investment Operations	.24	.54	3.01	8.09	3.42	(.55)
Distributions:
Dividends from investment income—net	(.17)	(.27)	(.25)	(.24)	(.31)	(.25)
Dividends from net realized gain on investments	(3.43)	(2.97)	–	–	–	–
Total Distributions	(3.60)	(3.24)	(.25)	(.24)	(.31)	(.25)
Net asset value, end of period	26.62	29.98	32.68	29.92	22.07	18.96
Total Return (%)	1.08[b]	1.59	10.07	36.78	18.08	(2.79)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.90[c]	.88	.87	.89	.91	.89
Ratio of net expenses to average net assets	.90[c]	.88	.87	.89	.91	.89
Ratio of net investment income to average net assets	1.24[c]	.84	.78	.91	1.42	1.24
Portfolio Turnover Rate	28.97[b]	62.03	51.99	50.46	48.39	83.28
Net Assets, end of period ($ x 1,000)	72,101	78,296	85,534	84,479	67,525	65,629

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2016		Year Ended December 31,
Service Shares	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	30.01	32.71	29.94	22.09	18.98	19.77
Investment Operations:
Investment income—net[a]	.13	.18	.16	.17	.25	.20
Net realized and unrealized gain (loss) on investments	.09	.27	2.78	7.85	3.12	(.79)
Total from Investment Operations	.22	.45	2.94	8.02	3.37	(.59)
Distributions:
Dividends from investment income—net	(.14)	(.18)	(.17)	(.17)	(.26)	(.20)
Dividends from net realized gain on investments	(3.43)	(2.97)	–	–	–	–
Total Distributions	(3.57)	(3.15)	(.17)	(.17)	(.26)	(.20)
Net asset value, end of period	26.66	30.01	32.71	29.94	22.09	18.98
Total Return (%)	.98[b]	1.32	9.83	36.43	17.77	(2.99)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.15[c]	1.13	1.12	1.14	1.16	1.14
Ratio of net expenses to average net assets	1.15[c]	1.13	1.12	1.14	1.16	1.14
Ratio of net investment income to average net assets	.98[c]	.59	.52	.65	1.17	.99
Portfolio Turnover Rate	28.97[b]	62.03	51.99	50.46	48.39	83.28
Net Assets, end of period ($ x 1,000)	5,147	5,739	7,162	8,051	7,358	7,222

a  Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Growth and Income Portfolio (the “fund”) is a separate non-diversified series of Dreyfus Variable Investment Fund (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering seven series, including the fund. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek long-term capital growth, current income and growth of income consistent with reasonable investment risk. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan, and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of

18

the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2016 in valuing the fund’s investments:

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Level 1-Unadjusted Quoted Prices	Level 2-Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—Domestic Common Stocks†	74,568,256	–	–	74,568,256
Equity Securities—Foreign Common Stocks†	1,143,154	–	–	1,143,154
Exchange-Traded Funds	386,390	–	–	386,390
Mutual Funds	4,257,806	–	–	4,257,806

†  See Statement of Investments for additional detailed categorizations.

At June 30, 2016, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended June 30, 2016, The Bank of New York Mellon

20

earned $2,535 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended June 30, 2016 were as follows:

Affiliated Investment Company	Value 12/31/2015 ($)	Purchases ($)	Sales ($)	Value 6/30/2016 ($)	Net Assets (%)
Dreyfus Institutional Cash Advantage Fund, Institutional Shares	1,455,447	11,515,766	10,105,682	2,865,531	3.7
Dreyfus Institutional Preferred Plus Money Market Fund	809,348	10,102,398	9,519,471	1,392,275	1.8
Total	2,264,795	21,618,164	19,625,153	4,257,806	5.5

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2016, the fund did not incur any interest or penalties.

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Each tax year in the three-year period ended December 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2015 was as follows: ordinary income $826,652 and long-term capital gains $8,138,998. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $555 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to January 11, 2016, the unsecured credit facility with Citibank, N.A. was $480 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended June 30, 2016 was approximately $50,800 with a related weighted average annualized interest rate of 1.37%.

NOTE 3—Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with Dreyfus, the investment advisory fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets. The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2016, Service shares were charged $6,475 pursuant to the Distribution Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances

22

are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2016, the fund was charged $330 for transfer agency services and $29 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $14.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2016, the fund was charged $13,939 pursuant to the custody agreement.

During the period ended June 30, 2016, the fund was charged $4,812 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $48,942, Distribution Plan fees $1,064, custodian fees $6,000, Chief Compliance Officer fees $4,812 and transfer agency fees $187.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2016, amounted to $23,020,263 and $30,607,319, respectively.

At June 30, 2016, accumulated net unrealized appreciation on investments was $12,333,216, consisting of $14,486,999 gross unrealized appreciation and $2,153,783 gross unrealized depreciation.

At June 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

23

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on February 17-18, 2016, the Board considered the renewal of the fund’s Investment Advisory Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2015, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable

24

funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods, except for the two-year period when the fund’s performance was below the Performance Group median and at the Performance Universe median. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was above the Expense Group median and that the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus

25

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board was satisfied with the fund’s performance.

• The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and

26

the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined to renew the Agreement.

27

NOTES

28

NOTES

29

For More Information

Dreyfus Variable Investment Fund, Growth and Income Portfolio

200 Park Avenue
New York, NY 10166

Investment Adviser

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Telephone 1-800-258-4260 or 1-800-258-4261

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 Attn: Institutional Services Department

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 0108SA0616

Dreyfus Variable Investment Fund, International Equity Portfolio

SEMIANNUAL REPORT June 30, 2016

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

F O R M O R E I N F O R M AT I O N

Back Cover

Dreyfus Variable Investment Fund, International Equity Portfolio	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Variable Investment Fund, International Equity Portfolio, covering the six-month period from January 1, 2016 through June 30, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Financial markets experienced heightened turbulence over the first half of 2016 when global economic challenges fueled dramatic swings in market sentiment. At the start of the year, investors reacted cautiously to an economic slowdown in China, sluggish growth in Europe, plummeting commodity prices, and rising short-term interest rates in the United States. These worries sparked sharp declines in U.S. and global equity markets, while high-quality bonds gained value as investors flocked to traditional safe havens.

Investor sentiment subsequently rebounded when U.S. monetary policymakers refrained from additional rate hikes, major central banks eased their monetary policies further, and commodity prices improved. Stocks rallied strongly during the spring, recouping earlier losses, and bonds continued to benefit from robust investor demand. Still, by June, uncertainty continued to dominate the capital markets amid worries about Great Britain’s exit from the European Union and disappointing job growth in the United States.

We remain encouraged by the resilience of the stock and bond markets, but we expect volatility to persist until global economic uncertainty abates. In addition, wide differences in underlying fundamental and technical influences across various asset classes, economic sectors, and regional markets suggest that selectivity may be an important determinant of investment success over the second half of 2016. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
July 15, 2016

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2016 through June 30, 2016, as provided by Paul Markham and Jeff Munroe, Primary Portfolio Managers, Newton Investment Management (North America Limited) (formerly Newton Capital Management Limited), Sub-Investment Adviser

Fund and Market Performance Overview

For the six-month period ended June 30, 2016, Dreyfus Variable Investment Fund, International Equity Portfolio’s Initial shares produced a total return of -4.42%, and its Service shares produced a total return of -4.59%.1 This compares with a -4.42% return for the fund’s benchmark, the Morgan Stanley Capital International Europe, Australasia, Far East Index (“MSCI EAFE® Index”), for the same period.2

Sluggish global growth and the United Kingdom’s vote to leave the European Union undermined international equities over the first half of 2016. The fund’s total returns were roughly in line with its benchmark.

The Fund’s Investment Approach

The fund seeks to achieve long-term capital growth by investing primarily in stocks of foreign companies.

The process of seeking investment ideas takes place within the framework of Newton’s global investment themes. These themes are based on observable economic, industrial, or social trends that we believe will affect markets, industries, or companies globally, and so help to identify areas of investment opportunity and risk. Such themes currently include debt burden, which asserts that certain economies and institutions need to reduce their budget deficits and debt obligations, which jeopardizes their economic prospects (and provides the rationale for the portfolio’s underweighted exposure to the financial sector). Elsewhere, our net effects theme identifies the investment opportunities and challenges inherent in an interconnected world.

When choosing stocks, we consider trends in economic variables, such as gross domestic product, inflation, and interest rates; investment themes; the relative values of equities, bonds, and cash; company fundamentals; and long-term trends in currency movements. Within markets and sectors determined to be relatively attractive, we seek what we believe are attractively priced companies that possess a sustainable competitive advantage in their market or sector. Securities are generally sold when themes or strategies change, when we determine that the company’s prospects have changed, or when a stock reaches what we determine to be a full valuation.

Economic Headwinds Undermined Equity Markets

Sharp declines in international equities at the start of 2016 stemmed from renewed fears regarding a slowdown in China and disappointing U.S. economic data. In addition, the Bank of Japan’s decision to adopt negative interest rates backfired amid worries about its impact on Japanese banks. In contrast, more accommodative monetary policies in Europe and China and reduced expectations for additional U.S. rate hikes helped spark a rally in riskier investments from mid-February through the end of March.

The reporting period’s second half was dominated by the United Kingdom’s referendum on European Union (EU) membership. The immediate response to the vote in late June to leave the EU was a collapse in the British pound, a broad selloff in riskier assets, and a flight to traditional safe havens. Global equities soon began to recover amid expectations of further monetary intervention, but the MSCI EAFE Index ended the reporting period with a moderate loss.

3

DISCUSSION OF FUND PERFORMANCE (continued)

Fund Strategies Produced Mixed Results

The fund benefited in this environment from underweighted exposure to financial stocks, which were hit hard following the Brexit referendum. In addition, one of the fund’s largest financial holdings, German property company LEG Immobilien, proved to be a relative safe haven for investors, and TBC Bank performed well following an improved forecast for the Georgian economy. In the consumer discretionary sector, Dutch publishing company Wolters Kluwer reported steady growth and margin expansion, and Chinese sofa manufacturer Man Wah benefited from strong revenues in North America. Although the health care sector produced mixed results overall, Japanese medical information company M3 reported strong growth, and Swiss pharmaceutical developer Actelion benefited from robust sales of a new drug.

On a more negative note, results from the industrials sector were broadly undermined by deteriorating expectations for automobile sales. Underweighted exposure to the energy and materials sectors further weighed on relative results when commodity prices rebounded from previous weakness. In other areas, banking giants Royal Bank of Scotland, Credit Suisse, and Barclays ranked among the fund’s top individual detractors for the reporting period, and U.K. retailers Dixons Carphone and Next were affected by increased uncertainty following the Brexit referendum. Japanese health care and technology company Topcon lost value due to its agricultural exposure.

The fund employed currency forward contracts during the reporting period to hedge its exposure to the British pound.

Structural Issues Weigh on Global Economy

We remain concerned about central banking intervention, which has been mostly ineffective despite aggressively accommodative monetary policies in most developed markets. We also are monitoring structural issues, including the enormous debt burdens that saddle leading economies, deteriorating demographics, and disruptions caused by rapid technological change. As of the reporting period’s end, we have maintained overweighted exposure to the consumer staples and consumer discretionary sectors, but we have identified relatively few opportunities in the financials, materials, and energy sectors.

July 15, 2016

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund’s performance will be influenced by political, social, and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability, and differing auditing and legal standards. These risks are enhanced in emerging market countries.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals. The investment objective and policies of Dreyfus Variable Investment Fund, International Equity Portfolio made available through insurance products may be similar to other funds managed or advised by Dreyfus. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.

2 SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions. The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries. Investors cannot invest directly in any index.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Variable Investment Fund, International Equity Portfolio from January 1, 2016 to June 30, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2016
	Initial Shares	Service Shares
Expenses paid per $1,000†	$ 5.54	$ 6.75
Ending value (after expenses)	$ 955.80	$ 954.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2016
	Initial Shares	Service Shares
Expenses paid per $1,000†	$ 5.72	$ 6.97
Ending value (after expenses)	$ 1,019.19	$ 1,017.95

†  Expenses are equal to the fund’s annualized expense ratio of 1.14% for Initial shares and 1.39% for Service shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

June 30, 2016 (Unaudited)

Common Stocks - 99.1%	Shares		Value ($)
Australia - .8%
Dexus Property Group	40,349		272,490
Belgium - 2.4%
Anheuser-Busch InBev	6,158		809,470
China - 2.0%
Baidu, ADR	1,900	[a]	313,785
China Biologic Products	3,613	[a]	384,134
			697,919
France - 3.9%
Air Liquide	3,151		330,230
L'Oreal	2,707		517,814
Vivendi	25,196		477,395
			1,325,439
Georgia - .8%
TBC Bank, GDR	19,847		261,980
Germany - 11.8%
Bayer	3,771		379,410
Hella KGaA Hueck & Co.	8,708		278,719
Infineon Technologies	51,921		746,133
LEG Immobilien	14,129	[a]	1,320,549
MTU Aero Engines Holding	3,637		340,237
SAP	7,001		523,310
Telefonica Deutschland Holding	114,686		472,316
			4,060,674
Hong Kong - 4.0%
AIA Group	114,000		686,948
Man Wah Holdings	480,800		693,439
			1,380,387
India - 1.3%
HDFC Bank, ADR	6,668		442,422
Ireland - 1.3%
CRH	15,147		446,012
Italy - 1.7%
Atlantia	23,755		592,485
Japan - 25.4%
Don Quijote Holdings	24,800		916,240
FANUC	2,600		420,853
Japan Airlines	18,236		585,312

6

Common Stocks - 99.1% (continued)	Shares		Value ($)
Japan - 25.4% (continued)
Japan Tobacco	27,000		1,081,636
LIXIL Group	11,800		193,996
M3	11,800		408,671
Recruit Holdings	16,735		608,602
Sawai Pharmaceutical	4,900		377,555
Skylark	46,400		584,679
SoftBank Group	8,100		458,257
Sugi Holdings	14,300		792,310
Suntory Beverage & Food	13,200		594,004
TechnoPro Holdings	21,700		672,788
Topcon	51,700		507,092
Toyota Motor	10,100		504,968
			8,706,963
Mexico - .9%
Grupo Financiero Santander Mexico, Cl. B, ADR	35,871		326,067
Netherlands - 8.5%
Intertrust	15,833	[b]	353,695
RELX	35,333		616,616
Unilever	15,783		735,792
Wolters Kluwer	29,947		1,223,804
			2,929,907
Norway - 1.8%
DNB	50,179		606,672
Portugal - 1.1%
Galp Energia	27,010		375,104
Switzerland - 10.9%
Actelion	2,303	[a]	386,435
Credit Suisse Group	29,144	[a]	310,569
Nestle	12,068		930,873
Novartis	10,650		876,109
Roche Holding	3,347		883,710
Swisscom	716		355,676
			3,743,372
United Kingdom - 20.5%
Associated British Foods	15,079		546,739
Barclays	257,063		489,405
British American Tobacco	13,959		908,323
Centrica	182,085		549,735
Diageo	20,353		569,505

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.1% (continued)	Shares		Value ($)
United Kingdom - 20.5% (continued)
Dixons Carphone	78,254		339,723
GlaxoSmithKline	13,058		280,726
Just Eat	34,770	[a]	198,381
Next	4,563		305,273
Prudential	19,823		337,703
Royal Bank of Scotland Group	253,081	[a]	596,041
Royal Dutch Shell, Cl. B	18,483		508,271
Vodafone Group	298,542		908,824
Wolseley	10,022		519,395
			7,058,044
Total Common Stocks (cost $32,815,342)			34,035,407
Other Investment - 1.8%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund (cost $603,989)	603,989	[c]	603,989
Total Investments (cost $33,419,331)	100.9%		34,639,396
Liabilities, Less Cash and Receivables	(.9%)		(298,065)
Net Assets	100.0%		34,341,331

ADR—American Depository Receipt

GDR—Global Depository Receipt

a Non-income producing security.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, these securities were valued at $353,695 or 1.03% of net assets.

c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
Consumer Goods	23.0
Consumer Services	18.8
Financial	17.5
Health Care	10.7
Industrial	9.9
Technology	6.6
Telecommunication	6.4
Oil & Gas	2.6
Basic Materials	2.0
Money Market Investment	1.8
Utilities	1.6
100.9

† Based on net assets.

See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	32,815,342	34,035,407
Affiliated issuers	603,989	603,989
Cash		196
Cash denominated in foreign currency	35,129	35,538
Dividends and interest receivable		177,989
Receivable for investment securities sold		29,579
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		2,250
Prepaid expenses		2,347
		34,887,295
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		43,248
Payable for investment securities purchased		444,632
Payable for shares of Beneficial Interest redeemed		19,042
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		127
Accrued expenses		38,915
		545,964
Net Assets ($)		34,341,331
Composition of Net Assets ($):
Paid-in capital		42,884,278
Accumulated undistributed investment income—net		404,590
Accumulated net realized gain (loss) on investments		(10,161,582)
Accumulated net unrealized appreciation (depreciation) on investments and foreign currency transactions		1,214,045
Net Assets ($)		34,341,331

Net Asset Value Per Share	Initial Shares	Service Shares
Net Assets ($)	26,016,204	8,325,127
Shares Outstanding	1,526,153	488,444
Net Asset Value Per Share ($)	17.05	17.04

See notes to financial statements.

9

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2016 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $56,901 foreign taxes withheld at source):
Unaffiliated issuers	583,412
Affiliated issuers	676
Interest	162
Total Income	584,250
Expenses:
Investment advisory fee—Note 3(a)	130,027
Professional fees	33,851
Custodian fees—Note 3(b)	14,537
Distribution fees—Note 3(b)	10,736
Prospectus and shareholders’ reports	7,863
Trustees’ fees and expenses—Note 3(c)	607
Loan commitment fees—Note 2	217
Shareholder servicing costs—Note 3(b)	172
Miscellaneous	10,311
Total Expenses	208,321
Less—reduction in fees due to earnings credits—Note 3(b)	(6)
Net Expenses	208,315
Investment Income—Net	375,935
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(473,179)
Net realized gain (loss) on forward foreign currency exchange contracts	(190,318)
Net Realized Gain (Loss)	(663,497)
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	(1,447,604)
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	31,953
Net Unrealized Appreciation (Depreciation)	(1,415,651)
Net Realized and Unrealized Gain (Loss) on Investments	(2,079,148)
Net (Decrease) in Net Assets Resulting from Operations	(1,703,213)

See notes to financial statements.

10

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Operations ($):
Investment income—net	375,935	429,707
Net realized gain (loss) on investments	(663,497)	533,075
Net unrealized appreciation (depreciation) on investments	(1,415,651)	(331,879)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,703,213)	630,903
Dividends to Shareholders from ($):
Investment income—net:
Initial Shares	(242,714)	(998,035)
Service Shares	(54,086)	(321,999)
Total Dividends	(296,800)	(1,320,034)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	993,495	2,833,109
Service Shares	296,825	1,187,906
Dividends reinvested:
Initial Shares	242,714	998,035
Service Shares	54,086	321,999
Cost of shares redeemed:
Initial Shares	(2,035,782)	(4,723,623)
Service Shares	(928,652)	(1,962,420)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(1,377,314)	(1,344,994)
Total Increase (Decrease) in Net Assets	(3,377,327)	(2,034,125)
Net Assets ($):
Beginning of Period	37,718,658	39,752,783
End of Period	34,341,331	37,718,658
Undistributed investment income—net	404,590	325,455
Capital Share Transactions (Shares):
Initial Shares
Shares sold	58,509	152,902
Shares issued for dividends reinvested	14,062	53,171
Shares redeemed	(119,872)	(252,931)
Net Increase (Decrease) in Shares Outstanding	(47,301)	(46,858)
Service Shares
Shares sold	17,508	63,104
Shares issued for dividends reinvested	3,132	17,155
Shares redeemed	(54,623)	(105,063)
Net Increase (Decrease) in Shares Outstanding	(33,983)	(24,804)

See notes to financial statements.

11

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	June 30, 2016	Year Ended December 31,
Initial Shares	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	18.00	18.35	19.28	16.86	13.75	16.44
Investment Operations:
Investment income—net[a]	.19	.21	.46	.27	.28	.21
Net realized and unrealized gain (loss) on investments	(.98)	.07	(.96)	2.66	2.90	(2.57)
Total from Investment Operations	(.79)	.28	(.50)	2.93	3.18	(2.36)
Distributions:
Dividends from investment income-net	(.16)	(.63)	(.43)	(.51)	(.07)	(.33)
Net asset value, end of period	17.05	18.00	18.35	19.28	16.86	13.75
Total Return (%)	(4.42)[b]	1.38	(2.65)	17.74	23.15	(14.68)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.14[c]	1.14	1.08	1.11	1.06	1.10
Ratio of net expenses to average net assets	1.14[c]	1.14	1.08	1.11	1.06	1.10
Ratio of net investment income to average net assets	2.23[c]	1.13	2.44	1.49	1.88	1.35
Portfolio Turnover Rate	18.37[b]	32.28	44.96	48.07	45.03	56.20
Net Assets, end of period ($ x 1,000)	26,016	28,330	29,731	32,192	28,058	33,297

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

12

	Six Months Ended
	June 30, 2016	Year Ended December 31,
Service Shares	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	17.97	18.31	19.24	16.83	13.72	16.41
Investment Operations:
Investment income—net[a]	.17	.17	.42	.23	.23	.17
Net realized and unrealized gain (loss) on investments	(.99)	.07	(.97)	2.65	2.90	(2.57)
Total from Investment Operations	(.82)	.24	(.55)	2.88	3.13	(2.40)
Distributions:
Dividends from investment income-net	(.11)	(.58)	(.38)	(.47)	(.02)	(.29)
Net asset value, end of period	17.04	17.97	18.31	19.24	16.83	13.72
Total Return (%)	(4.59)[b]	1.17	(2.90)	17.43	22.83	(14.91)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.39[c]	1.39	1.33	1.36	1.31	1.35
Ratio of net expenses to average net assets	1.39[c]	1.39	1.33	1.36	1.31	1.35
Ratio of net investment income to average net assets	1.98[c]	.90	2.22	1.24	1.53	1.09
Portfolio Turnover Rate	18.37[b]	32.28	44.96	48.07	45.03	56.20
Net Assets, end of period ($ x 1,000)	8,325	9,389	10,022	11,578	9,749	9,439

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

13

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

International Equity Portfolio (the “fund”) is a separate non-diversified series of Dreyfus Variable Investment Fund (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering seven series, including the fund. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek capital growth. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Effective June 30, 2016, Newton Capital Management Limited was renamed Newton Investment Management (North America Limited) (“Newton”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

14

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is

15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2016 in valuing the fund’s investments:

16

	Level 1- Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Foreign Common Stocks†	1,728,388	32,307,019††	-	34,035,407
Mutual Funds	603,989	-	-	603,989
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	-	2,250	-	2,250
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	-	(127)	-	(127)

† See Statement of Investments for additional detailed categorizations.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures. See note above for additional information.

††† Amount shown represents unrealized appreciation (depreciation) at period end.

At December 31, 2015, $35,575,490 of exchange traded foreign equity securities were classified within Level 2 of the fair value hierarchy pursuant to the fund’s fair valuation procedures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended June 30, 2016 were as follows:

Affiliated Investment Company	Value 12/31/2015 ($)	Purchases ($)	Sales ($)	Value 6/30/2016 ($)	Net Assets (%)
Dreyfus Institutional Preferred Plus Money Market Fund	360,220	4,695,960	4,452,191	603,989	1.8

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2016, the fund did not incur any interest or penalties.

18

Each tax year in the three-year period ended December 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $9,474,709 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2015. If not applied, the carryover expires in fiscal year 2017.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2015 was as follows: ordinary income $1,320,034. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $555 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to January 11, 2016, the unsecured credit facility with Citibank, N.A. was $480 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2016, the fund did not borrow under the Facilities.

NOTE 3—Investment Advisory Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with Dreyfus, the investment advisory fee is computed at the annual rate of .75% of the value of the fund's average daily net assets and is payable monthly.

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Pursuant to a sub-investment advisory agreement between Dreyfus and Newton, the sub-investment advisory fee is payable monthly by Dreyfus, and is based upon the value of the fund’s average daily net assets, computed at the following rates:

Average Net Assets

0 up to $100 million ....................................... .35%

$100 million up to $1 billion .......................... .30%

$1 billion up to $1.5 billion ............................ .26%

In excess of $1.5 billion .................................. .20%

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets. The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2016, Service shares were charged $10,736 pursuant to the Distribution Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2016, the fund was charged $152 for transfer agency services and $13 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $6.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity.

20

During the period ended June 30, 2016, the fund was charged $14,537 pursuant to the custody agreement.

During the period ended June 30, 2016, the fund was charged $4,812 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $21,270, Distribution Plan fees $1,727, custodian fees $15,401, Chief Compliance Officer fees $4,812 and transfer agency fees $38.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended June 30, 2016, amounted to $6,417,492 and $7,756,582, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended June 30, 2016 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open forward contracts at June 30, 2016:

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Purchases:
Barclays Bank
Swiss Franc,
Expiring
7/1/2016	407,190	415,500	416,989	1,489
JP Morgan Chase Bank
British Pound,
Expiring
7/1/2016	13,832	18,351	18,414	63
Royal Bank of Scotland
British Pound,
Expiring
7/1/2016	6,933	9,357	9,230	(127)
Sales:
Royal Bank of Scotland
British Pound,
Expiring
7/1/2016	22,219	30,008	29,579	429
UBS
Japanese Yen,
Expiring
7/1/2016	3,042,199	29,729	29,460	269
Gross Unrealized Appreciation				2,250
Gross Unrealized Depreciation				(127)

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and

22

liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At June 30, 2016, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	2,250	(127)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	2,250	(127)
Derivatives not subject to
Master Agreements	-	-
Total gross amount of assets
and liabilities subject to
Master Agreements	2,250	(127)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of June 30, 2016:

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Assets ($)	[1]	for Offset ($)	Received ($)	Assets ($)
Barclays Bank	1,489		-	-	1,489
JP Morgan Chase Bank	63		-	-	63
Royal Bank of Scotland	429		(127)	-	302
UBS	269		-	-	269
Total	2,250		(127)	-	2,123

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Liabilities ($)	[1]	for Offset ($)	Pledged ($)	Liabilities ($)
Royal Bank of Scotland	(127)		127	-	-

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following summarizes the average market value of derivatives outstanding during the period ended June 30, 2016:

Average Market Value ($)
Forward contracts	555,634

At June 30, 2016, accumulated net unrealized appreciation on investments was $1,220,065, consisting of $5,399,303 gross unrealized appreciation and $4,179,238 gross unrealized depreciation.

At June 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

24

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on February 17-18, 2016, the Board considered the renewal of the fund’s Investment Advisory Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Newton Capital Management Limited (the “Subadviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Subadviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Subadviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various

25

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

periods ended December 31, 2015, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods, except for the ten-year period when the fund’s performance was below the Performance Group and Performance Universe medians. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee was below the Expense Group and Expense Universe medians and that the fund’s total expense ratio was above the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Subadviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Board considered the fee to the Subadviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Subadviser and Dreyfus. The Board also noted the Subadviser’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and

26

the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by Dreyfus and the Subadviser, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays the Subadviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Subadviser’s profitability to be relevant to its deliberations. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus and the Subadviser from acting as investment adviser and sub-investment adviser, respectively, and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus and the Subadviser are adequate and appropriate.

• The Board was satisfied with the fund’s performance.

27

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

• The Board concluded that the fees paid to Dreyfus and the Subadviser were reasonable in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Subadviser, of the fund and the services provided to the fund by Dreyfus and the Subadviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined to renew the Agreements.

28

NOTES

29

For More Information

Dreyfus Variable Investment Fund, International Equity Portfolio

200 Park Avenue
New York, NY 10166

Investment Adviser

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Sub-Investment Adviser

Newton Investment Management
(North America Limited)
160 Queen Victoria Street
London, EC4V 4LA
England

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Telephone 1-800-258-4260 or 1-800-258-4261

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 Attn: Institutional Services Department

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 0109SA0616

Dreyfus Variable Investment Fund, International Value Portfolio

SEMIANNUAL REPORT June 30, 2016

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

F O R M O R E I N F O R M AT I O N

Back Cover

Dreyfus Variable Investment Fund, International Value Portfolio	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Variable Investment Fund, International Value Portfolio, covering the six-month period from January 1, 2016 through June 30, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Financial markets experienced heightened turbulence over the first half of 2016 when global economic challenges fueled dramatic swings in market sentiment. At the start of the year, investors reacted cautiously to an economic slowdown in China, sluggish growth in Europe, plummeting commodity prices, and rising short-term interest rates in the United States. These worries sparked sharp declines in U.S. and global equity markets, while high-quality bonds gained value as investors flocked to traditional safe havens.

Investor sentiment subsequently rebounded when U.S. monetary policymakers refrained from additional rate hikes, major central banks eased their monetary policies further, and commodity prices improved. Stocks rallied strongly during the spring, recouping earlier losses, and bonds continued to benefit from robust investor demand. Still, by June, uncertainty continued to dominate the capital markets amid worries about Great Britain’s exit from the European Union and disappointing job growth in the United States.

We remain encouraged by the resilience of the stock and bond markets, but we expect volatility to persist until global economic uncertainty abates. In addition, wide differences in underlying fundamental and technical influences across various asset classes, economic sectors, and regional markets suggest that selectivity may be an important determinant of investment success over the second half of 2016. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
July 15, 2016

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2016 through June 30, 2016, as provided by Mark A. Bogar, CFA, James A. Lydotes, CFA, and Andrew Leger, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended June 30, 2016, Dreyfus Variable Investment Fund, International Value Portfolio’s Initial shares produced a total return of -6.22%, and its Service shares produced a total return of -6.34%.1 This compares with a -4.42% return for the fund’s benchmark, the Morgan Stanley Capital International Europe, Australasia, Far East Index (the “MSCI EAFE® Index”), for the same period.2

Sluggish global economic growth and concerns regarding the United Kingdom’s (U.K.) vote to leave the European Union (EU) undermined international equities over the first half of 2016. The fund underperformed its benchmark, largely due to disappointing returns from financial sector investments and lack of exposure to the rebounding materials sector.

The Fund’s Investment Approach

The fund seeks long-term capital growth. To pursue this goal, the fund normally invests in stocks of foreign companies that we consider to be value companies. The fund may invest in companies of any size, and may also invest in companies located in emerging markets. Our investment approach is value-oriented and research-driven. When selecting stocks, we conduct extensive quantitative and fundamental research that emphasizes individual stock selection rather than economic and industry trends. We focus on how a stock is valued relative to its intrinsic worth based on traditional value measures, the company’s underlying business health as measured by return on assets and return on equity, and the presence of a catalyst that may trigger an increase in the stock price.

Economic Uncertainties Outweighed Central Bank Easing

The reporting period started on a negative note with most developed European and Asian markets posting sharply negative returns in the face of deteriorating commodity prices, instability among Chinese equities, worries about non-performing loans on the books of Italian banks, underwhelming global economic growth, and concerns regarding higher short-term interest rates in the United States. Markets recovered broadly from mid-February through late April, spurred by rising commodity prices and more aggressively accommodative monetary policies from central banks in Europe and Asia.

Market conditions proved choppier in May and early June, with many investors unsettled by concerns that the U.K. might leave the EU. The late June vote to leave the EU, a move with uncertain short- and long-term consequences for both the U.K. and Europe, prompted a sharp decline in equity prices, with the MSCI EAFE® Index falling nearly 10% in two days. Although international equity prices recovered some of those losses in the closing days of the reporting period, the rebound was concentrated among the more defensive and dividend-yielding areas of the market, while more economically sensitive stocks and most financial companies lagged market averages.

Allocations and Individual Holdings Undermined Returns

The fund’s relative performance proved particularly disappointing in the financials sector, largely due to lack of exposure to richly valued, high-yielding real estate investment trusts (REITs) and finance companies. Instead, the fund invested a relatively large percentage of its assets in banks, such as Germany’s Commerzbank, Swiss-based Credit Suisse, and Bank of Ireland, which were

3

DISCUSSION OF FUND PERFORMANCE (continued)

hurt by persistently low interest rates and questions regarding the adequacy of their capital reserves. Underweighted exposure to basic materials producers leveraged to rising commodity prices also detracted from the fund’s returns compared to its benchmark, particularly among companies based in the United Kingdom and Australia. Company-specific issues further undermined a few individual holdings, most notably global staffing company Adecco, U.K. retailer Marks & Spencer, U.K. broadcaster Sky, and Australian air carrier Qantas Airways.

On the other hand, the fund’s underweighted exposure to the troubled Italian banking sector bolstered relative results, as did investments in select Italian companies such as electric utility Enel, which benefited from lower input costs related to low oil prices. In Portugal, mid-sized oil-and-gas exploration and production company Galp Energia delivered better-than-expected earnings as it ramped up new projects and cut costs. In Sweden, Svenska Cellulosa Aktiebolaget rose after reporting consistent earnings in the midst of the company’s transition from a commodities producer to a maker of consumer products. Other top performers included Japanese consumer electronics maker Sony, French tire manufacturer Michelin, and Anglo-Dutch oil-and-gas producer Royal Dutch Shell.

Shifting the Fund’s Balance of Growth and Value

The U.K.’s unprecedented vote to leave the EU has introduced an element of uncertainty into the global economic environment. In response, the fund has increased its exposure to some of the MSCI EAFE Index’s more defensive industry groups, such as telecommunications services companies and REITs, while trimming exposure to some of the market’s more cyclical areas. At the same time, recent market volatility has created more attractively valued investment opportunities in a variety of areas, leading us to add to the fund’s positions in Australia and Germany while trimming some of the fund’s exposure to the U.K. and Italian markets.

July 15, 2016

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund’s performance will be influenced by political, social, and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability, and differing auditing and legal standards. These risks are enhanced in emerging markets countries.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals. The investment objective and policies of Dreyfus Variable Investment Fund, International Value Portfolio made available through insurance products may be similar to other funds managed or advised by Dreyfus. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns. Return figures for the fund reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through May 1, 2017, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2 SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions. The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE®) Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries. Investors cannot invest directly in any index.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Variable Investment Fund, International Value Portfolio from January 1, 2016 to June 30, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2016
	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.05	$5.25
Ending value (after expenses)	$937.80	$936.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2016
	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.22	$5.47
Ending value (after expenses)	$1,020.69	$1,019.44

† Expenses are equal to the fund’s annualized expense ratio of .84% for Initial shares and 1.09% for Service shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

June 30, 2016 (Unaudited)

Common Stocks - 98.2%	Shares		Value ($)
Australia - 6.1%
ASX	5,480		187,649
Commonwealth Bank of Australia	13,741		771,117
Evolution Mining	156,152		272,215
LendLease Group	29,914		283,689
Qantas Airways	58,432	[a]	123,201
Woodside Petroleum	18,237		369,669
			2,007,540
Belgium - 1.3%
Anheuser-Busch InBev	3,309		434,969
Brazil - 1.0%
APERAM	9,271		326,742
Denmark - .5%
Danske Bank	5,811		153,984
France - 11.7%
Airbus Group	4,693		272,516
Atos	3,254		271,803
AXA	10,436		209,656
Capgemini	2,369		206,748
Carrefour	13,575		335,846
Cie Generale des Etablissements Michelin	3,051		289,036
Dassault Aviation	173		173,682
Eiffage	2,747		196,174
Orange	48,453		791,436
Sanofi	10,224		859,412
Thales	2,634		221,063
			3,827,372
Germany - 10.7%
Allianz	3,574		509,197
Commerzbank	74,681	[a]	484,386
Continental	2,769		520,375
Deutsche Post	8,379		233,931
Evonik Industries	11,714		348,666
Infineon Technologies	22,055		316,942
Merck	4,423		450,299
Siemens	3,390		347,267
Vonovia	7,681		280,322
			3,491,385

6

Common Stocks - 98.2% (continued)	Shares		Value ($)
Hong Kong - 1.6%
AIA Group	85,000		512,198
Ireland - 1.3%
Bank of Ireland	980,074	[a]	204,242
CRH	7,136		205,780
			410,022
Israel - 1.9%
Teva Pharmaceutical Industries, ADR	12,161		610,847
Italy - 2.7%
Enel	162,343		722,023
Prysmian	7,715		169,126
			891,149
Japan - 21.9%
Aisin Seiki	11,700		474,916
Astellas Pharma	12,700		198,746
Chubu Electric Power	24,200		344,581
Daiwa House Industry	11,200		326,814
East Japan Railway	2,290		211,008
Fujitsu	44,000		161,237
Japan Airlines	7,900		253,562
KDDI	13,200		401,825
Mitsubishi Electric	25,000		296,429
Mizuho Financial Group	128,300		183,684
Murata Manufacturing	3,000		336,535
Nintendo	3,500		499,398
Nippon Shokubai	2,800		159,766
Nitto Denko	3,300		208,095
Panasonic	65,600		567,607
Park24	5,400		184,945
Seven & i Holdings	15,300		638,764
Shionogi & Co.	6,500		353,503
Sony	23,300		681,900
Sumitomo Mitsui Financial Group	17,400		498,863
Tosoh	33,000		151,380
			7,133,558
Netherlands - 3.3%
Heineken	5,367		495,929
NXP Semiconductors	3,800	[a]	297,692
RELX	16,389		286,013
			1,079,634

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.2% (continued)	Shares		Value ($)
Norway - .6%
Telenor	10,992		181,558
Portugal - .9%
Galp Energia	20,525		285,043
Singapore - .5%
Singapore Exchange	25,900		147,544
Spain - 3.3%
ACS Actividades de Construccion y Servicios	9,394		257,408
Banco Bilbao Vizcaya Argentaria	98,797		566,168
Gamesa Corp Tecnologica	13,302		262,699
			1,086,275
Sweden - 2.5%
Svenska Cellulosa, Cl. B	11,604		370,038
Swedbank, Cl. A	11,495		240,448
Volvo, Cl. B	21,585		213,155
			823,641
Switzerland - 7.0%
Actelion	1,940	[a]	325,525
Adecco	5,447		274,397
Julius Baer Group	7,326	[a]	294,406
Novartis	10,182		837,610
Sika	61		255,173
Swiss Life Holding	1,347	[a]	311,175
			2,298,286
United Kingdom - 18.7%
AstraZeneca	12,694		755,665
Carnival	6,542		290,444
Imperial Brands	7,726		419,407
National Grid	24,933		366,654
Prudential	21,706		369,781
Royal Dutch Shell, Cl. B	40,451		1,112,378
Shire	5,964		367,262
Sky	38,872		441,211
Smiths Group	11,328		174,483
Unilever	20,880		1,001,558
Wolseley	6,029		312,456
WPP	23,634		490,708
			6,102,007

8

Common Stocks - 98.2% (continued)	Shares		Value ($)
United States - .7%
iShares MSCI EAFE ETF	4,365		243,654
Total Common Stocks (cost $34,661,708)			32,047,408
Rights - .0%	Number of Rights		Value ($)
Spain - .0%
ACS Actividades de Construccion y Servicios (cost $7,505)	9,693	[a]	6,809
Total Investments (cost $34,669,213)	98.2%		32,054,217
Cash and Receivables (Net)	1.8%		581,630
Net Assets	100.0%		32,635,847

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

a Non-income producing security.

Portfolio Summary (Unaudited) †	Value (%)
Financials	20.0
Health Care	14.6
Industrials	12.8
Consumer Discretionary	12.4
Consumer Staples	11.4
Information Technology	6.4
Materials	5.9
Energy	5.4
Utilities	4.4
Telecommunication Services	4.2
Exchange-Traded Funds	.7
98.2

† Based on net assets.

See notes to financial statements.

9

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	34,669,213	32,054,217
Cash denominated in foreign currency	136,775	136,565
Receivable for investment securities sold		1,513,034
Dividends receivable		122,588
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		1,165
Prepaid expenses		19,842
		33,847,411
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		40,419
Cash overdraft due to Custodian		268,747
Payable for investment securities purchased		799,656
Payable for shares of Beneficial Interest redeemed		40,489
Interest payable—Note 2		714
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		60
Accrued expenses		61,479
		1,211,564
Net Assets ($)		32,635,847
Composition of Net Assets ($):
Paid-in capital		77,866,666
Accumulated undistributed investment income—net		389,644
Accumulated net realized gain (loss) on investments		(42,990,470)
Accumulated net unrealized appreciation (depreciation) on investments and foreign currency transactions		(2,629,993)
Net Assets ($)		32,635,847

Net Asset Value Per Share	Initial Shares	Service Shares
Net Assets ($)	16,774,172	15,861,675
Shares Outstanding	1,818,215	1,714,917
Net Asset Value Per Share ($)	9.23	9.25

See notes to financial statements.

10

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2016 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $62,777 foreign taxes withheld at source):
Unaffiliated issuers	642,384
Affiliated issuers	307
Total Income	642,691
Expenses:
Investment advisory fee—Note 3(a)	179,399
Professional fees	40,087
Distribution fees—Note 3(b)	20,507
Prospectus and shareholders’ reports	17,306
Custodian fees—Note 3(b)	4,201
Trustees’ fees and expenses—Note 3(c)	3,275
Interest expense—Note 2	714
Shareholder servicing costs—Note 3(b)	273
Loan commitment fees—Note 2	43
Miscellaneous	8,387
Total Expenses	274,192
Less—reduction in expenses due to undertaking—Note 3(a)	(102,925)
Less—reduction in fees due to earnings credits—Note 3(b)	(13)
Net Expenses	171,254
Investment Income—Net	471,437
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(2,454,020)
Net realized gain (loss) on forward foreign currency exchange contracts	(8,223)
Net Realized Gain (Loss)	(2,462,243)
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	(413,510)
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	1,035
Net Unrealized Appreciation (Depreciation)	(412,475)
Net Realized and Unrealized Gain (Loss) on Investments	(2,874,718)
Net (Decrease) in Net Assets Resulting from Operations	(2,403,281)

See notes to financial statements.

11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Operations ($):
Investment income—net	471,437	752,585
Net realized gain (loss) on investments	(2,462,243)	(13,146,985)
Net unrealized appreciation (depreciation) on investments	(412,475)	10,966,381
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,403,281)	(1,428,019)
Dividends to Shareholders from ($):
Investment income—net:
Initial Shares	(402,054)	(521,657)
Service Shares	(263,458)	(474,160)
Total Dividends	(665,512)	(995,817)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	1,134,355	8,944,424
Service Shares	1,875,856	5,345,559
Dividends reinvested:
Initial Shares	402,054	521,657
Service Shares	263,458	474,160
Cost of shares redeemed:
Initial Shares	(4,975,384)	(19,180,860)
Service Shares	(3,375,067)	(9,486,739)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(4,674,728)	(13,381,799)
Total Increase (Decrease) in Net Assets	(7,743,521)	(15,805,635)
Net Assets ($):
Beginning of Period	40,379,368	56,185,003
End of Period	32,635,847	40,379,368
Undistributed investment income—net	389,644	583,719
Capital Share Transactions (Shares):
Initial Shares
Shares sold	122,734	809,358
Shares issued for dividends reinvested	42,863	48,079
Shares redeemed	(520,764)	(1,825,588)
Net Increase (Decrease) in Shares Outstanding	(355,167)	(968,151)
Service Shares
Shares sold	196,950	481,305
Shares issued for dividends reinvested	27,998	43,621
Shares redeemed	(359,088)	(859,407)
Net Increase (Decrease) in Shares Outstanding	(134,140)	(334,481)

See notes to financial statements.

12

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts. These figures have been derived from the fund’s financial statements.

	Six Months Ended
Initial Shares	June 30, 2016	Year Ended December 31,
	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	10.04	10.55	11.82	9.82	8.96	11.21
Investment Operations:
Investment income—net[a]	.13	.18	.19	.18	.20	.24
Net realized and unrealized gain (loss) on investments	(.75)	(.45)	(1.27)	2.04	.93	(2.26)
Total from Investment Operations	(.62)	(.27)	(1.08)	2.22	1.13	(2.02)
Distributions:
Dividends from investment income—net	(.19)	(.24)	(.19)	(.22)	(.27)	(.23)
Net asset value, end of period	9.23	10.04	10.55	11.82	9.82	8.96
Total Return (%)	(6.22)	[b] (2.72)	(9.32)	22.99	12.67	(18.48)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.31	[c] 1.38	1.29	1.25	1.28	1.25
Ratio of net expenses to average net assets	.84	[c] .83	.99	.95	1.19	1.25
Ratio of net investment income to average net assets	2.77	[c] 1.66	1.68	1.71	2.19	2.24
Portfolio Turnover Rate	41.47	[b] 147.24	45.43	57.30	45.97	46.71
Net Assets, end of period ($ x 1,000)	16,774	21,814	33,147	42,421	35,568	40,549

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

13

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
Service Shares	June 30, 2016	Year Ended December 31,
	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	10.04	10.55	11.82	9.82	8.95	11.21
Investment Operations:
Investment income—net[a]	.11	.17	.16	.16	.16	.22
Net realized and unrealized gain (loss) on investments	(.74)	(.47)	(1.28)	2.03	.95	(2.28)
Total from Investment Operations	(.63)	(.30)	(1.12)	2.19	1.11	(2.06)
Distributions:
Dividends from investment income—net	(.16)	(.21)	(.15)	(.19)	(.24)	(.20)
Net asset value, end of period	9.25	10.04	10.55	11.82	9.82	8.95
Total Return (%)	(6.34)	[b] (2.98)	(9.57)	22.69	12.42	(18.76)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.57	[c] 1.63	1.54	1.50	1.53	1.50
Ratio of net expenses to average net assets	1.09	[c] 1.08	1.24	1.20	1.43	1.50
Ratio of net investment income to average net assets	2.46	[c] 1.53	1.40	1.47	1.77	2.03
Portfolio Turnover Rate	41.47	[b] 147.24	45.43	57.30	45.97	46.71
Net Assets, end of period ($ x 1,000)	15,862	18,566	23,038	32,104	33,660	32,809

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

14

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

International Value Portfolio (the “fund”) is a separate diversified series of Dreyfus Variable Investment Fund (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering seven series, including the fund. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek long-term capital growth. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

16

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2016 in valuing the fund’s investments:

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Foreign Common Stocks†	1,090,097	30,713,657	†† -	31,803,754
Exchange-Traded Funds	243,654	-	-	243,654
Rights†	-	6,809	†† -	6,809
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	-	1,165	-	1,165
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	-	(60)	-	(60)

† See Statement of Investments for additional detailed categorizations.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures. See note above for additional information.

††† Amount shown represents unrealized appreciation (depreciation) at period end.

At December 31, 2015, $38,393,391 of exchange traded foreign equity securities were classified within Level 2 of the fair value hierarchy pursuant to the fund’s fair valuation procedures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses

18

on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended June 30, 2016 were as follows:

Affiliated Investment Company	Value 12/31/2015 ($)	Purchases ($)	Sales ($)	Value 6/30/2016 ($)	Net Assets (%)
Dreyfus Institutional Preferred Plus Money Market Fund	405,616	6,293,147	6,698,763	-	-

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2016, the fund did not incur any interest or penalties.

Each tax year in the three–year period ended December 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $40,390,850 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2015. If not applied, $2,290,912 of the carryover expires in fiscal year 2016 and $21,640,693 expires in fiscal year 2017. The fund has $898,999 of post–enactment short–term capital losses and $15,560,246 of post–enactment long–term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2015 was as follows: ordinary income $995,817. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $555 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to January 11, 2016, the

20

unsecured credit facility with Citibank, N.A. was $480 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended June 30, 2016 was approximately $103,800 with a related weighted average annualized interest rate of 1.38%.

NOTE 3—Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with Dreyfus, the investment advisory fee is computed at the annual rate of 1% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus had agreed, from January 1, 2016 through February 29, 2016, to waive receipt of a portion of the fund’s investment advisory fee in the amount of .30% of the value of the fund’s average daily net assets. Dreyfus had contractually agreed, from January 1, 2016 through February 29, 2016, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceeded .79% of the value of the fund’s average daily net assets. Dreyfus has also contractually agreed, from March 1, 2016 through May 1, 2017, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (excluding certain expenses as described above) exceed .86% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $102,925 during the period ended June 30, 2016.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets. The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2016, Service shares were charged $20,507 pursuant to the Distribution Plan.

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2016, the fund was charged $232 for transfer agency services and $28 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $13.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2016, the fund was charged $4,201 pursuant to the custody agreement.

During the period ended June 30, 2016, the fund was charged $4,812 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $27,599, Distribution Plan fees $3,388, custodian fees $21,643, Chief Compliance Officer fees $4,812 and transfer agency fees $452, which are offset against an expense reimbursement currently in effect in the amount of $17,475.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended June 30, 2016, amounted to $15,039,646 and $19,993,838, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements

22

or similar agreements (collectively, “Master Agreements”) with its over-the counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended June 30, 2016 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open forward contracts at June 30, 2016:

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Purchases:
Barclays Bank
Euro,
Expiring
7/1/2016	48,670	54,072	54,012	(60)
Sales:
Goldman Sachs International
Japanese Yen,
Expiring
7/1/2016	19,222,737	187,245	186,150	1,095
JP Morgan Chase Bank
Japanese Yen,
Expiring
7/5/2016	2,018,039	19,612	19,542	70
Gross Unrealized Appreciation				1,165
Gross Unrealized Depreciation				(60)

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At June 30, 2016, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	1,165	(60)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	1,165	(60)
Derivatives not subject to
Master Agreements	-	-
Total gross amount of assets
and liabilities subject to
Master Agreements	1,165	(60)

24

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of June 30, 2016:

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Assets ($)	[1]	for Offset ($)	Received ($)	Assets ($)
Goldman Sachs International	1,095		-	-	1,095
JP Morgan Chase Bank	70		-	-	70
Total	1,165		-	-	1,165

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Liabilities ($)	[1]	for Offset ($)	Pledged ($)	Liabilities ($)
Barclays Bank	(60)		-	-	(60)

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.

The following summarizes the average market value of derivatives outstanding during the period ended June 30, 2016:

Average Market Value ($)
Forward contracts	147,550

At June 30, 2016, accumulated net unrealized depreciation on investments was $2,614,996, consisting of $1,185,060 gross unrealized appreciation and $3,800,056 gross unrealized depreciation.

At June 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

25

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on February 17-18, 2016, the Board considered the renewal of the fund’s Investment Advisory Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for

26

various periods ended December 31, 2015, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods, except for the one-year period when the fund’s performance was above the Performance Group and Performance Universe medians. The Board also noted the proximity of the fund’s performance to the median during certain periods when performance was below the Performance Group and/or Performance Universe median(s) and that the current portfolio management team has only been in place since November 2015. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee was below the Expense Group and Expense Universe medians (the lowest in the Expense Group) and that the fund’s total expenses were at the Expense Group median and below the Expense Universe median.

Dreyfus representatives noted that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until May 1, 2017, so that annual direct fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 0.86% of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types

27

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the expense limitation arrangement and its effect on the profitability of Dreyfus and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements in effect for trading the fund’s investments.

28

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board noted Dreyfus’ efforts to improve fund performance and agreed to closely monitor performance.

• The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined to renew the Agreement.

29

For More Information

Dreyfus Variable Investment Fund, International Value Portfolio

200 Park Avenue
New York, NY 10166

Investment Adviser

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Telephone 1-800-258-4260 or 1-800-258-4261

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 Attn: Institutional Services Department

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 0152SA0616

Dreyfus Variable Investment Fund, Government Money Market Portfolio

SEMIANNUAL REPORT June 30, 2016

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

F O R M O R E I N F O R M AT I O N

Back Cover

Dreyfus Variable Investment Fund, Government Money Market Portfolio	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Variable Investment Fund, Government Money Market Fund, covering the six-month period from January 1, 2016 through June 30, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Financial markets experienced heightened turbulence over the first half of 2016 when global economic challenges fueled dramatic swings in market sentiment. At the start of the year, investors reacted cautiously to an economic slowdown in China, sluggish growth in Europe, plummeting commodity prices, and rising short-term interest rates in the United States. These worries sparked sharp declines in U.S. and global equity markets, while high-quality bonds gained value as investors flocked to traditional safe havens.

Investor sentiment subsequently rebounded when U.S. monetary policymakers refrained from additional rate hikes, major central banks eased their monetary policies further, and commodity prices improved. Stocks rallied strongly during the spring, recouping earlier losses, and bonds continued to benefit from robust investor demand. Still, by June, uncertainty continued to dominate the capital markets amid worries about Great Britain’s exit from the European Union and disappointing job growth in the United States.

We remain encouraged by the resilience of the stock and bond markets, but we expect volatility to persist until global economic uncertainty abates. In addition, wide differences in underlying fundamental and technical influences across various asset classes, economic sectors, and regional markets suggest that selectivity may be an important determinant of investment success over the second half of 2016. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
July 15, 2016

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2016, through June 30, 2016, as provided by Bernard W. Kiernan, Jr., Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended June 30, 2016, Dreyfus Variable Investment Fund, Government Money Market Portfolio produced an annualized yield of 0.01%. Taking into account the effects of compounding, the fund provided an annualized effective yield of 0.01% for the same period.1

The Federal Reserve Board (the “Fed”) refrained from implementing additional rake hikes during the reporting period, and yields of short-term U.S. government debt obligations remained steady at low levels.

Effective May 2016, the name of the fund was changed from Dreyfus Variable Investment Fund, Money Market Portfolio to Dreyfus Variable Investment Fund, Government Money Market Portfolio.

The Fund’s Investment Approach

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue its goal, the fund normally invests at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash (including tri-party repurchase agreements). The securities in which the fund invests include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

Uneven U.S. Economic Recovery Continued

The U.S. economic recovery persisted over the first half of 2016 despite a number of global economic headwinds, including sluggish growth in several international markets. In January, reports of disappointing economic activity in China and plunging commodity prices sparked a flight to traditional safe havens, and global economic challenges continued to dampen U.S. manufacturing activity. Yet, domestic economic data generally remained positive, as the unemployment rate dipped to 4.9% and 168,000 jobs were added to the labor force. Employment data in February proved better than expected when 233,000 jobs were added and the unemployment rate stayed steady. The service sector continued to expand, and the manufacturing sector contracted at a slower rate than in previous months. Meanwhile, fuel prices moved slightly higher.

U.S. economic data generally remained positive in March, when 186,000 jobs were created. The unemployment rate inched higher to 5.0% as previously idle workers sought to reenter the labor force. Manufacturing activity expanded for the first time in six months due to surging order volumes and rebounding raw material prices. Still, a revised estimate from the U.S. Department of Commerce showed just a 0.8% annualized GDP growth rate for the first quarter of 2016.

April saw the addition of a relatively mild 144,000 new jobs, and the unemployment rate was unchanged at 5.0%. In contrast, manufacturing and utility output advanced strongly, as did retail sales, housing starts, and median home prices. Personal income climbed by 0.4% for the second consecutive month. Inflation accelerated in April at a 4.8% annualized rate, reflecting a strong recovery in energy prices.

3

DISCUSSION OF FUND PERFORMANCE (continued)

Economic data remained mixed in May. The U.S. Department of Labor estimated that only 11,000 new jobs were created during the month. The unemployment rate declined to 4.7%, but the reduction was attributed to workers leaving the labor force. Housing starts and sales also moderated. On the other hand, food service and retail sales remained strong, and the manufacturing sector continued to expand. Inflation increased at a more moderate 2.4% annualized rate, primarily due to higher fuel prices.

Global investors remained cautious in June amid uncertainty ahead of a vote to decidethe United Kingdom’s membership in the European Union. Stocks and bonds experienced heightened turmoil when British citizens voted to leave the EU, but financial markets bounced back relatively quickly. Meanwhile, U.S. economic data turned more positive, as an unexpectedly robust 287,000 jobs were created during the month. The unemployment rate moved higher to 4.9%, reflecting the addition of more job seekers to the labor force. The U.S. Department of Labor also noted that consumer confidence has recovered to pre-recession levels, as evidenced by strong consumer spending. The manufacturing and services sectors continued to expand during the month.

Gradual and Modest Rate Hikes Expected

Expectations of the pace and magnitude of the Fed’s move toward higher short-term interest rates have diminished over the past several months. Indeed, U.S. monetary policymakers refrained from implementing a second rate hike over the first half of 2016. After its meeting in mid-June, the Fed reiterated that it “continues to closely monitor inflation indicators and global economic and financial developments.” The Fed added that it expects that “economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run.” While many analysts expect at least one additional rate hike this year, any increases are likely to be modest and gradual.

The fund’s weighted average maturity generally remains consistent with industry averages, and we have maintained our focus on short-term U.S. government obligations.

July 15, 2016

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals. The investment objective and policies of Dreyfus Variable Investment Fund, Government Money Market Portfolio made available through insurance products may be similar to other funds managed or advised by Dreyfus. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund.

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate. The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns. Yields provided for the fund reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated, or modified at any time. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, seven-day yields during the reporting period would have been negative absent the expense absorption.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Variable Investment Fund, Government Money Market Portfolio from January 1, 2016 to June 30, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2016

Expenses paid per $1,000†	$2.04
Ending value (after expenses)	$1,000.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2016

Expenses paid per $1,000†	$2.06
Ending value (after expenses)	$1,022.82

† Expenses are equal to the fund’s annualized expense ratio of .41%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

June 30, 2016 (Unaudited)

U.S. Government Agencies - 59.2%	Principal Amount ($)		Value ($)
Federal Home Loan Bank
0.34% - 0.51%, 7/20/16 - 10/26/16	69,445,000		69,403,082
Federal Home Loan Bank
0.46% - 0.65%, 7/25/16 - 8/22/16	10,000,000	[a]	9,999,835
Federal National Mortgage Association
0.59%, 9/21/16	5,000,000	[a,b]	5,000,000
Total U.S. Government Agencies (cost $84,402,917)			84,402,917
U.S. Treasury Notes - 15.4%

0.33% - 0.45%, 7/31/16 - 10/15/16
(cost $22,005,351)	22,000,000		22,005,351
Repurchase Agreements - 28.0%

ABN AMRO Bank
0.41%, dated 6/30/16, due 7/1/16 in the amount of $12,000,137 (fully collateralized by $11,620,342 U.S. Treasuries (including strips), 0.25%-3.38%, due 8/31/17-11/15/45, value $12,240,000)	12,000,000		12,000,000
Bank of Nova Scotia
0.40%, dated 6/30/16, due 7/1/16 in the amount of $8,000,089 (fully collateralized by $7,518,185 U.S. Treasuries (including strips), 0%-5.25%, due 7/7/16-2/15/46, value $8,160,000)	8,000,000		8,000,000
Societe Generale
0.40%, dated 6/30/16, due 7/1/16 in the amount of $20,000,222 (fully collateralized by $17,996,486 U.S. Treasuries (including strips), 0%-4.38%, due 10/20/16-5/15/45, value $20,400,002)	20,000,000		20,000,000
Total Repurchase Agreements (cost $40,000,000)			40,000,000
Total Investments (cost $146,408,268)	102.6%		146,408,268
Liabilities, Less Cash and Receivables	(2.6%)		(3,658,132)
Net Assets	100.0%		142,750,136

a Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

b The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

6

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government Agencies	59.2
Repurchase Agreements	28.0
U.S. Treasury Notes	15.4
102.6

† Based on net assets.

See notes to financial statements.

7

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

	Cost	Value
	Assets ($):
Investments in securities—See Statement of Investments (including repurchase agreements of $40,000,000)—Note 1(b)	146,408,268	146,408,268
	Cash	448,199
	Interest receivable	49,885
	Prepaid expenses and other assets	17,555
		146,923,907
	Liabilities ($):
	Due to The Dreyfus Corporation and affiliates—Note 2(b)	55,278
	Payable for shares of Beneficial Interest redeemed	4,112,903
	Accrued expenses	5,590
		4,173,771
	Net Assets ($)	142,750,136
	Composition of Net Assets ($):
	Paid-in capital	142,745,095
	Accumulated net realized gain (loss) on investments	5,041
	Net Assets ($)	142,750,136
	Shares Outstanding
	(unlimited number of $.001 par value shares of Beneficial Interest authorized)	142,713,821
	Net Asset Value Per Share ($)	1.00

See notes to financial statements.

8

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2016 (Unaudited)

Investment Income ($):
Interest Income	320,425
Expenses:
Investment advisory fee—Note 2(a)	385,675
Professional fees	52,220
Custodian fees—Note 2(b)	17,638
Trustees’ fees and expenses—Note 2(c)	6,847
Prospectus and shareholders’ reports	5,347
Shareholder servicing costs—Note 2(b)	346
Miscellaneous	5,817
Total Expenses	473,890
Less—reduction in expenses due to undertaking—Note 2(a)	(159,168)
Less—reduction in fees due to earnings credits—Note 2(b)	(2,038)
Net Expenses	312,684
Investment Income—Net	7,741
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	815
Net Increase in Net Assets Resulting from Operations	8,556

See notes to financial statements.

9

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Operations ($):
Investment income—net	7,741	757
Net realized gain (loss) on investments	815	4,226
Net Increase (Decrease) in Net Assets Resulting from Operations	8,556	4,983
Dividends to Shareholders from ($):
Investment income—net	(7,741)	(757)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	186,761,339	429,045,242
Dividends reinvested	7,741	757
Cost of shares redeemed	(196,596,147)	(402,095,265)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(9,827,067)	26,950,734
Total Increase (Decrease) in Net Assets	(9,826,252)	26,954,960
Net Assets ($):
Beginning of Period	152,576,388	125,621,428
End of Period	142,750,136	152,576,388

See notes to financial statements.

10

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts. These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2016		Year Ended December 31,
	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net[a]	.000	.000	.000	.000	.000	.000
Distributions:
Dividends from investment income—net[a]	(.000)	(.000)	(.000)	(.000)	(.000)	(.000)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.01[b]	.00[c]	.00[c]	.00[c]	.00[c]	.01
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.61[d]	.62	.59	.60	.59	.60
Ratio of net expenses to average net assets	.41[d]	.23	.14	.14	.21	.17
Ratio of net investment income to average net assets	.01[d]	.00[c]	.00[c]	.00[c]	.00[c]	.00[c]
Net Assets, end of period ($ x 1,000)	142,750	152,576	125,621	127,944	148,305	221,362

a  Amount represents less than $.001 per share.

b  Not annualized.

c  Amount represents less than .01%.

d  Annualized.

See notes to financial statements.

11

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Government Money Market Portfolio (the “fund”) is a separate diversified series of Dreyfus Variable Investment Fund (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering seven series, including the fund. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservaton of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge.

The Company’s Board of Trustees (the “Board”) approved, effective April 29, 2016, a proposal to change the name of the fund from “Money Market Portfolio” to “Government Money Market Portfolio”.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these

12

arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of June 30, 2016 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	—
Level 2 - Other Significant Observable Inputs	146,408,268
Level 3 - Significant Unobservable Inputs	–
Total	146,408,268

† See Statement of Investments for additional detailed categorizations.

At June 30, 2016, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net

14

realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2016, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2015 was all ordinary income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At June 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2â€•Investment Adivsory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with Dreyfus, the investment advisory fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has undertaken to waive receipt of the investment advisory fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $159,168 during the period ended June 30, 2016.

(b) The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2016, the fund was charged $210 for transfer agency services and $13 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $6.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2016, the fund was charged $17,638 pursuant to the custody agreement. These fees were partially offset by earnings credits of $2,032.

During the period ended June 30, 2016, the fund was charged $4,812 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $65,301, custodian fees $15,336, Chief Compliance Officer fees $4,812 and transfer agency fees $97, which are offset against an expense reimbursement currently in effect in the amount of $30,268.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3â€•Regulatory Developments:

On July 23, 2014, the SEC adopted amendments to the rules that govern the operations of money market mutual funds. The degree to which a fund will be impacted by the amendments will depend upon the type of fund and the type of investors (retail or institutional). The amendments have staggered compliance dates, but funds must be in compliance with all amendments by October 14, 2016.

16

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on February 17-18, 2016, the Board considered the renewal of the fund’s Investment Advisory Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2015, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of

17

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was at, above or one basis point below the Performance Group and Performance Universe medians.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee was above the Expense Group median and below the Expense Universe median and that the fund’s total expenses were above the Expense Group and Expense Universe medians.

The Board also considered the current fee waiver and expense reimbursement arrangement undertaken by Dreyfus.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the fee waiver and expense reimbursement arrangement and its effect on the profitability of Dreyfus and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding

18

Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board was satisfied with the fund’s relative performance.

• The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through

19

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance measures; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined to renew the Agreement.

20

NOTES

21

For More Information

Dreyfus Variable Investment Fund, Government Money Market Portfolio

200 Park Avenue
New York, NY 10166

Investment Adviser

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Telephone 1-800-258-4260 or 1-800-258-4261

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
Attn: Investment Division

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 0117SA0616

Dreyfus Variable Investment Fund, Opportunistic Small Cap Portfolio

SEMIANNUAL REPORT June 30, 2016

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

F O R M O R E I N F O R M AT I O N

Back Cover

Dreyfus Variable Investment Fund, Opportunistic Small Cap Portfolio	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Variable Investment Fund, Opportunistic Small Cap Portfolio, covering the six-month period from January 1, 2016 through June 30, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Financial markets experienced heightened turbulence over the first half of 2016 when global economic challenges fueled dramatic swings in market sentiment. At the start of the year, investors reacted cautiously to an economic slowdown in China, sluggish growth in Europe, plummeting commodity prices, and rising short-term interest rates in the United States. These worries sparked sharp declines in U.S. and global equity markets, while high-quality bonds gained value as investors flocked to traditional safe havens.

Investor sentiment subsequently rebounded when U.S. monetary policymakers refrained from additional rate hikes, major central banks eased their monetary policies further, and commodity prices improved. Stocks rallied strongly during the spring, recouping earlier losses, and bonds continued to benefit from robust investor demand. Still, by June, uncertainty continued to dominate the capital markets amid worries about Great Britain’s exit from the European Union and disappointing job growth in the United States.

We remain encouraged by the resilience of the stock and bond markets, but we expect volatility to persist until global economic uncertainty abates. In addition, wide differences in underlying fundamental and technical influences across various asset classes, economic sectors, and regional markets suggest that selectivity may be an important determinant of investment success over the second half of 2016. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
July 15, 2016

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2016 through June 30, 2016, as provided by David A. Daglio, Primary Portfolio Manager; James Boyd and Dale Dutile, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended June 30, 2016, Dreyfus Variable Investment Fund, Opportunistic Small Cap Portfolio’s Initial shares produced a total return of -3.05%, and its Service shares returned -3.16%.1 In comparison, the Russell 2000® Index, the fund’s benchmark, produced a total return of 2.22% for the same period.2

Small-cap stocks posted mildly positive total returns, on average, over the first half of 2016, masking heightened market volatility. The fund lagged its benchmark, mainly due to shortfalls in the financials, consumer discretionary, and health care sectors.

The Fund’s Investment Approach

The fund seeks capital growth. Stocks are selected for the fund’s portfolio based primarily on bottom-up, fundamental analysis. The fund’s portfolio managers use a disciplined investment process that relies, in general, on proprietary fundamental research and valuation. Generally, elements of the process include analysis of mid-cycle business prospects, estimation of the intrinsic value of the company, and the identification of a revaluation trigger catalyst. Intrinsic value is based on the combination of the valuation assessment of the company’s operating divisions with its economic balance sheet. Mid-cycle estimates, growth prospects, and competitive advantages are some of the factors used in the valuation assessment. A company’s stated and hidden liabilities and assets are included in the portfolio managers’ economic balance sheet calculation. Sector overweights and underweights are a function of the relative attractiveness of securities within the fund’s investable universe. The fund’s portfolio managers invest in stocks that they believe have attractive reward-to-risk opportunities and may actively adjust the fund’s portfolio to reflect new developments.

Mildly Positive Returns for the Russell 2000 Index Masked Heightened Volatility

Small-cap stocks generally proved volatile over the first half of 2016 as investor sentiment vacillated between concerns about the global economy and optimism regarding generally solid U.S. business fundamentals. In January 2016, disappointing economic data in China sparked renewed weakness in commodity prices, and investors again grew concerned about the potential impact of China’s troubles on the United States. Moreover, U.S. investors worried that higher short-term interest rates from the Federal Reserve Board (the “Fed”) might weigh on the domestic economic recovery. Consequently, U.S. stocks declined particularly sharply at the start of the year.

The market’s slide continued into February, but strong U.S. economic data and better-than-expected corporate earnings helped trigger a rebound later in the month. The rally continued through the spring after the Fed refrained from implementing additional rate hikes, commodity prices rebounded, and foreign currencies strengthened against the U.S. dollar. Although a vote in the United Kingdom to leave the European Union introduced renewed market turmoil toward the end of June, U.S. markets bounced back quickly, enabling the Russell 2000 Index to end the reporting period with a positive total return.

3

DISCUSSION OF FUND PERFORMANCE (continued)

Financials Sector Dampened Relative Results

The fund’s results compared to its benchmark were constrained over the reporting period by its positions in the financials sector. The fund held underweighted exposure to real estate investment trusts which, despite rich valuations, fared well when investors sought income-oriented equity alternatives to historically low yields in the bond market. Instead, we emphasized capital-markets companies and commercial banks, which lagged market averages. For example, Silicon Valley-based bank SVB Financial Group was hurt by the impact of persistently low interest rates on profit margins. In the consumer discretionary sector, relative performance was undermined by media companies Sinclair Broadcast Group and Nexstar Broadcasting Group, which lost value due to a slowdown in advertising spending that we regard as temporary. Among health care companies, biotechnology firm Revance Therapeutics and medical devices maker HeartWare International struggled after clinical trials of new products produced disappointing results.

The fund achieved better relative results in other areas. Gold stocks, such as Yamana Gold and New Gold, led a rebound in the materials sector as the precious metal’s price rebounded amid robust demand from investors flocking to traditional safe havens. The information technology sector outperformed broader market averages, and the fund benefited when organic light emitting diode specialist Universal Display saw rising demand for new products and real estate data services provider CoreLogic benefited from strong industry fundamentals.

Maintaining a Consistently Opportunistic Approach

We currently expect market volatility to persist in a slow-growth environment characterized by mixed economic data. On one hand, global economic challenges seem likely to continue to produce headwinds for investor sentiment. On the other hand, U.S.-centric small-cap companies appear poised to benefit from the ongoing domestic economic recovery, normalizing currency exchange rates, and robust consumer spending. In our view, bouts of market volatility may offer opportunities to purchase stocks of fundamentally strong small-cap companies at attractive prices.

As of the reporting period’s end, we have identified an ample number of opportunities meeting our investment criteria in the industrials, financials, and information technology sectors, but relatively few in the energy sector.

July 15, 2016

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Stocks of small- and/or mid-cap companies often experience sharper price fluctuations than stocks of large-cap companies.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals. The investment objective and policies of Dreyfus Variable Investment Fund, Opportunistic Small Cap Portfolio made available through insurance products may be similar to other funds managed or advised by Dreyfus. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund.

¹ Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.

² SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions. The Russell 2000® Index is an unmanaged index of small-cap stock performance and is composed of the 2,000 smallest companies in the Russell 3000® Index. The Russell 3000® Index is composed of the 3,000 largest U.S. companies based on total market capitalization. Investors cannot invest directly in any index.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Variable Investment Fund, Opportunistic Small Cap Portfolio from January 1, 2016 to June 30, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2016
	Initial Shares	Service Shares
Expenses paid per $1,000†	$ 4.26	$ 5.48
Ending value (after expenses)	$969.50	$968.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2016
	Initial Shares	Service Shares
Expenses paid per $1,000†	$ 4.37	$ 5.62
Ending value (after expenses)	$1,020.54	$1,019.29

† Expenses are equal to the fund’s annualized expense ratio of .87% for Initial shares and 1.12% for Service shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

June 30, 2016 (Unaudited)

Common Stocks - 98.7%	Shares		Value ($)
Banks - 13.2%
Ameris Bancorp	63,439		1,884,138
Columbia Banking System	48,592		1,363,492
FCB Financial Holdings, Cl. A	94,707	[a]	3,220,038
First Busey	30,152		644,951
First Interstate BancSystem, Cl. A	69,710		1,958,851
Pinnacle Financial Partners	45,494		2,222,382
Simmons First National, Cl. A	20,550		949,102
South State	29,267	[b]	1,991,619
SVB Financial Group	48,659	[a]	4,630,390
Talmer Bancorp, Cl. A	92,985		1,782,522
			20,647,485
Capital Goods - 7.3%
Altra Industrial Motion	28,398		766,178
CLARCOR	20,705		1,259,485
Encore Wire	28,431		1,059,908
Proto Labs	18,556	[a]	1,068,083
Simpson Manufacturing	87,517		3,498,055
TASER International	62,337	[a,b]	1,550,945
Thermon Group Holdings	113,204	[a]	2,174,649
			11,377,303
Commercial & Professional Services - 6.6%
HNI	28,999		1,348,164
Huron Consulting Group	4,534	[a]	273,944
Interface	171,668		2,617,937
Knoll	26,756		649,636
Korn/Ferry International	39,285		813,200
Steelcase, Cl. A	132,226		1,794,307
TrueBlue	151,315	[a]	2,862,880
			10,360,068
Consumer Durables & Apparel - 1.4%
WCI Communities	130,184	[a]	2,200,110
Consumer Services - 2.6%
Fogo De Chao	31,753		414,694
Houghton Mifflin Harcourt	176,240	[a]	2,754,631
Potbelly	74,756	[a,b]	937,440
			4,106,765

6

Common Stocks - 98.7% (continued)	Shares		Value ($)
Diversified Financials - 8.1%
FNFV Group	125,190	[a]	1,435,929
Green Dot, Cl. A	81,751	[a]	1,879,455
Investment Technology Group	85,504		1,429,627
Landcadia Holdings	65,004		652,640
Raymond James Financial	50,729		2,500,940
SLM	762,268	[a]	4,710,816
			12,609,407
Energy - .2%
Cobalt International Energy	228,359	[a]	306,001
Exchange-Traded Funds - .2%
iShares Russell 2000 ETF	2,986	[b]	343,330
Health Care Equipment & Services - 3.1%
Adeptus Health, Cl. A	39,527	[a,b]	2,041,965
Brookdale Senior Living	177,335	[a]	2,738,052
			4,780,017
Insurance - 1.3%
Primerica	35,110	[b]	2,009,696
Materials - 6.4%
Methanex	176,325	[b]	5,131,058
New Gold	540,504	[a]	2,367,408
OMNOVA Solutions	225,638	[a]	1,635,876
Yamana Gold	150,761		783,957
			9,918,299
Media - 5.1%
Gray Television	65,783	[a]	713,746
Media General	35,899	[a]	617,104
Nexstar Broadcasting Group, Cl. A	61,046	[b]	2,904,569
Sinclair Broadcast Group, Cl. A	123,141		3,676,990
			7,912,409
Pharmaceuticals, Biotechnology & Life Sciences - 10.1%
Flamel Technologies, ADR	161,019	[a]	1,729,344
Flexion Therapeutics	68,250	[a,b]	1,021,361
GW Pharmaceuticals, ADR	45,086	[a,b]	4,128,525
Revance Therapeutics	129,804	[a,b]	1,765,334
Sangamo BioSciences	166,177	[a,b]	962,165
TherapeuticsMD	716,116	[a,b]	6,086,986
			15,693,715
Retailing - 2.3%
Lithia Motors, Cl. A	36,588		2,600,309

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.7% (continued)	Shares		Value ($)
Retailing - 2.3% (continued)
Office Depot	305,525	[a]	1,011,288
			3,611,597
Semiconductors & Semiconductor Equipment - 3.4%
Applied Micro Circuits	255,165	[a]	1,638,159
Microsemi	31,649	[a]	1,034,289
Veeco Instruments	161,704	[a]	2,677,818
			5,350,266
Software & Services - 6.0%
CommVault Systems	108,780	[a]	4,698,208
CoreLogic	56,509	[a]	2,174,466
Envestnet	23,471	[a]	781,819
Gogo	7,617	[a,b]	63,907
Infoblox	57,450	[a]	1,077,762
Silver Spring Networks	49,445	[a]	600,757
			9,396,919
Technology Hardware & Equipment - 14.4%
Ciena	206,968	[a]	3,880,650
Fabrinet	45,509	[a]	1,689,294
Keysight Technologies	56,045	[a]	1,630,349
Lumentum Holdings	68,600		1,660,120
Methode Electronics	83,131		2,845,574
ScanSource	39,417	[a]	1,462,765
Sierra Wireless	123,465	[a,b]	2,093,966
Universal Display	59,746	[a]	4,050,779
Viavi Solutions	489,931	[a]	3,248,243
			22,561,740
Transportation - 7.0%
ArcBest	42,962		698,133
Avis Budget Group	165,696	[a]	5,340,382
Knight Transportation	123,905		3,293,395
Werner Enterprises	71,528		1,642,998
			10,974,908
Total Common Stocks (cost $145,909,445)			154,160,035
Other Investment - .8%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund (cost $1,190,719)	1,190,719	[c]	1,190,719

8

Investment of Cash Collateral for Securities Loaned - 12.3%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund, Institutional Shares (cost $19,283,867)	19,283,867	[c]	19,283,867
Total Investments (cost $166,384,031)	111.8%		174,634,621
Liabilities, Less Cash and Receivables	(11.8%)		(18,408,549)
Net Assets	100.0%		156,226,072

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

a Non-income producing security.

b Security, or portion thereof, on loan. At June 30, 2016, the value of the fund’s securities on loan was $19,583,941 and the value of the collateral held by the fund was $20,594,966, consisting of cash collateral of $19,283,867 and U.S. Government & Agency securities valued at $1,311,099.

c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
Technology Hardware & Equipment	14.4
Banks	13.2
Money Market Investments	13.1
Pharmaceuticals, Biotechnology & Life Sciences	10.1
Diversified Financials	8.1
Capital Goods	7.3
Transportation	7.0
Commercial & Professional Services	6.6
Materials	6.4
Software & Services	6.0
Media	5.1
Semiconductors & Semiconductor Equipment	3.4
Health Care Equipment & Services	3.1
Consumer Services	2.6
Retailing	2.3
Consumer Durables & Apparel	1.4
Insurance	1.3
Energy	.2
Exchange-Traded Funds	.2
111.8

† Based on net assets.

See notes to financial statements.

9

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $19,583,941)—Note 1(b):
Unaffiliated issuers	145,909,445	154,160,035
Affiliated issuers	20,474,586	20,474,586
Cash		9,005
Receivable for investment securities sold		2,401,994
Dividends and securities lending income receivable		71,619
Prepaid expenses		4,363
		177,121,602
Liabilities ($):
Due to The Dreyfus Corporation—Note 3(b)		120,610
Liability for securities on loan—Note 1(b)		19,283,867
Payable for investment securities purchased		1,381,757
Payable for shares of Beneficial Interest redeemed		68,549
Accrued expenses		40,747
		20,895,530
Net Assets ($)		156,226,072
Composition of Net Assets ($):
Paid-in capital		149,604,992
Accumulated investment (loss)—net		(73,091)
Accumulated net realized gain (loss) on investments		(1,556,419)
Accumulated net unrealized appreciation (depreciation) on investments		8,250,590
Net Assets ($)		156,226,072

Net Asset Value Per Share	Initial Shares	Service Shares
Net Assets ($)	140,919,499	15,306,573
Shares Outstanding	3,441,861	384,512
Net Asset Value Per Share ($)	40.94	39.81

See notes to financial statements.

10

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2016 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	571,474
Affiliated issuers	2,502
Income from securities lending—Note 1(b)	60,277
Total Income	634,253
Expenses:
Investment advisory fee—Note 3(a)	580,991
Professional fees	30,596
Custodian fees—Note 3(b)	23,667
Prospectus and shareholders’ reports	22,706
Distribution fees—Note 3(b)	18,901
Trustees’ fees and expenses—Note 3(c)	6,563
Loan commitment fees—Note 2	1,169
Shareholder servicing costs—Note 3(b)	621
Miscellaneous	8,183
Total Expenses	693,397
Less—reduction in fees due to earnings credits—Note 3(b)	(21)
Net Expenses	693,376
Investment (Loss)—Net	(59,123)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(1,304,615)
Net unrealized appreciation (depreciation) on investments	(3,827,428)
Net Realized and Unrealized Gain (Loss) on Investments	(5,132,043)
Net (Decrease) in Net Assets Resulting from Operations	(5,191,166)

See notes to financial statements.

11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Operations ($):
Investment (loss)—net	(59,123)	(536,081)
Net realized gain (loss) on investments	(1,304,615)	13,124,653
Net unrealized appreciation (depreciation) on investments	(3,827,428)	(16,041,434)
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,191,166)	(3,452,862)
Dividends to Shareholders from ($):
Net realized gain on investments:
Initial Shares	(11,879,783)	(2,507,973)
Service Shares	(1,317,375)	(273,325)
Total Dividends	(13,197,158)	(2,781,298)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	4,651,856	8,289,478
Service Shares	804,745	994,117
Dividends reinvested:
Initial Shares	11,879,783	2,507,973
Service Shares	1,317,375	273,325
Cost of shares redeemed:
Initial Shares	(11,071,115)	(23,808,813)
Service Shares	(1,488,356)	(2,165,747)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	6,094,288	(13,909,667)
Total Increase (Decrease) in Net Assets	(12,294,036)	(20,143,827)
Net Assets ($):
Beginning of Period	168,520,108	188,663,935
End of Period	156,226,072	168,520,108
Accumulated investment (loss)—net	(73,091)	(13,968)
Capital Share Transactions (Shares):
Initial Shares
Shares sold	112,667	174,530
Shares issued for dividends reinvested	293,836	50,779
Shares redeemed	(267,362)	(492,761)
Net Increase (Decrease) in Shares Outstanding	139,141	(267,452)
Service Shares
Shares sold	19,477	21,206
Shares issued for dividends reinvested	33,495	5,661
Shares redeemed	(36,544)	(45,843)
Net Increase (Decrease) in Shares Outstanding	16,428	(18,976)

See notes to financial statements.

12

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts. These figures have been derived from the fund’s financial statements.

	Six Months Ended June 30, 2016 (Unaudited)
		Year Ended December 31,
Initial Shares		2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	46.02	47.78	47.03	31.66	26.26	30.58
Investment Operations:
Investment (loss)—net[a]	(.01)	(.13)	(.01)	(.09)	(.02)	(.10)
Net realized and unrealized gain (loss) on investments	(1.44)	(.91)	.76	15.46	5.42	(4.10)
Total from Investment Operations	(1.45)	(1.04)	.75	15.37	5.40	(4.20)
Distributions:
Dividends from investment income—net	-	-	-	-	-	(.12)
Dividends from net realized gain on investments	(3.63)	(.72)	-	-	-	-
Total Distributions	(3.63)	(.72)	-	-	-	(.12)
Net asset value, end of period	40.94	46.02	47.78	47.03	31.66	26.26
Total Return (%)	(3.05)[b]	(2.28)	1.60	48.55	20.56	(13.82)
Ratios/ Supplemental Data (%):
Ratio of total expenses to average net assets	.87[c]	.85	.83	.93	.88	.88
Ratio of net expenses to average net assets	.87[c]	.85	.83	.93	.88	.82
Ratio of net investment (loss) to average net assets	(.05)[c]	(.27)	(.03)	(.23)	(.05)	(.36)
Portfolio Turnover Rate	41.86[b]	65.26	77.96	84.80	61.38	91.45
Net Assets, end of period ($ x 1,000)	140,919	151,992	170,570	188,702	181,323	165,656

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

13

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2016 (Unaudited)
		Year Ended December 31,
Service Shares		2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	44.90	46.75	46.14	31.13	25.89	30.20
Investment Operations:
Investment (loss)—net[a]	(.06)	(.24)	(.13)	(.18)	(.09)	(.17)
Net realized and unrealized gain (loss) on investments	(1.40)	(.89)	.74	15.19	5.33	(4.05)
Total from Investment Operations	(1.46)	(1.13)	.61	15.01	5.24	(4.22)
Distributions:
Dividends from investment income—net	-	-	-	-	-	(.09)
Dividends from net realized gain on investments	(3.63)	(.72)	-	-	-	-
Total Distributions	(3.63)	(.72)	-	-	-	(.09)
Net asset value, end of period	39.81	44.90	46.75	46.14	31.13	25.89
Total Return (%)	(3.16)[b]	(2.52)	1.32	48.22	20.24	(14.03)
Ratios/ Supplemental Data (%):
Ratio of total expenses to average net assets	1.12[c]	1.10	1.08	1.18	1.13	1.13
Ratio of net expenses to average net assets	1.12[c]	1.10	1.08	1.18	1.13	1.07
Ratio of net investment (loss) to average net assets	(.30)[c]	(.52)	(.28)	(.48)	(.30)	(.61)
Portfolio Turnover Rate	41.86[b]	65.26	77.96	84.80	61.38	91.45
Net Assets, end of period ($ x 1,000)	15,307	16,528	18,094	19,590	14,078	12,902

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

14

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Opportunistic Small Cap Portfolio (the “fund”) is a separate diversified series of Dreyfus Variable Investment Fund (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering seven series, including the fund. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek capital growth. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan, and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

16

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2016 in valuing the fund’s investments:

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Level 1- Unadjusted Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common Stocks†	135,893,153	-	-	135,893,153
Equity Securities - Foreign Common Stocks†	17,923,552	-	-	17,923,552
Exchange-Traded Funds	343,330	-	-	343,330
Mutual Funds	20,474,586	-	-	20,474,586

† See Statement of Investments for additional detailed categorizations.

At June 30, 2016, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended June 30, 2016, The Bank of New York Mellon earned $16,984 from lending portfolio securities, pursuant to the securities lending agreement.

18

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended June 30, 2016 were as follows:

Affiliated Investment Company	Value 12/31/2015 ($)	Purchases ($)	Sales ($)	Value 6/30/2016 ($)	Net Assets (%)
Dreyfus Institutional Cash Advantage Fund, Institutional Shares	12,095,923	106,806,094	99,618,150	19,283,867	12.3
Dreyfus Institutional Preferred Plus Money Market Fund	2,081,640	22,917,040	23,807,961	1,190,719.8
Total	14,177,563	129,723,134	123,426,111	20,474,586	13.1

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2016, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2015 was as follows: long-term capital gains $2,781,298. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $555 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to January 11, 2016, the unsecured credit facility with Citibank, N.A. was $480 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2016, the fund did not borrow under the Facilities.

NOTE 3—Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with Dreyfus, the investment advisory fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets. The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2016, Service shares were charged $18,901 pursuant to the Distribution Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer

20

agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2016, the fund was charged $525 for transfer agency services and $45 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $21.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2016, the fund was charged $23,667 pursuant to the custody agreement.

During the period ended June 30, 2016, the fund was charged $4,812 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $98,747, Distribution Plan fees $3,230, custodian fees $13,571, Chief Compliance Officer fees $4,812 and transfer agency fees $250.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2016, amounted to $65,893,694 and $73,179,421, respectively.

At June 30, 2016, accumulated net unrealized appreciation on investments was $8,250,590, consisting of $19,232,694 gross unrealized appreciation and $10,982,104 gross unrealized depreciation.

At June 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

21

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on February 17-18, 2016, the Board considered the renewal of the fund’s Investment Advisory Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”)

22

and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2015, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians for three of the six periods (and in the first quartile of the Performance Universe for all such periods). The Board also noted the proximity of the fund’s performance to the median during certain periods when performance was below the Performance Group and/or Performance Universe median(s). Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee was at the Expense Group median and below the Expense Universe median and that the fund’s total expenses were below the Expense Group and Expenses Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

23

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board was satisfied with the fund’s relative performance.

24

• The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined to renew the Agreement.

25

For More Information

Dreyfus Variable Investment Fund, Opportunistic Small Cap Portfolio

200 Park Avenue
New York, NY 10166

Investment Adviser

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Telephone 1-800-258-4260 or 1-800-258-4261

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 Attn: Institutional Services Department

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 0121SA0616

Dreyfus Variable Investment Fund, Quality Bond Portfolio

SEMIANNUAL REPORT June 30, 2016

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

F O R M O R E I N F O R M AT I O N

Back Cover

Dreyfus Variable Investment Fund, Quality Bond Portfolio	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Variable Investment Fund, Quality Bond Portfolio, covering the six-month period from January 1, 2016 through June 30, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Financial markets experienced heightened turbulence over the first half of 2016 when global economic challenges fueled dramatic swings in market sentiment. At the start of the year, investors reacted cautiously to an economic slowdown in China, sluggish growth in Europe, plummeting commodity prices, and rising short-term interest rates in the United States. These worries sparked sharp declines in U.S. and global equity markets, while high-quality bonds gained value as investors flocked to traditional safe havens.

Investor sentiment subsequently rebounded when U.S. monetary policymakers refrained from additional rate hikes, major central banks eased their monetary policies further, and commodity prices improved. Stocks rallied strongly during the spring, recouping earlier losses, and bonds continued to benefit from robust investor demand. Still, by June, uncertainty continued to dominate the capital markets amid worries about Great Britain’s exit from the European Union and disappointing job growth in the United States.

We remain encouraged by the resilience of the stock and bond markets, but we expect volatility to persist until global economic uncertainty abates. In addition, wide differences in underlying fundamental and technical influences across various asset classes, economic sectors, and regional markets suggest that selectivity may be an important determinant of investment success over the second half of 2016. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
July 15, 2016

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2016 through June 30, 2016, as provided by David Bowser, CFA, and David Horsfall, CFA, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended June 30, 2016, Dreyfus Variable Investment Fund, Quality Bond Portfolio’s Initial shares produced a total return of 4.48%, and its Service shares produced a total return of 4.29%.1 The Barclays U.S. Aggregate Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 5.31% for the same period.2

High-quality bonds benefited over the first half of 2016 from falling long-term interest rates in the midst of global economic challenges. The fund lagged its benchmark, mainly due to its exposure to corporate bonds from commodities-related issuers.

The Fund’s Investment Approach

The fund seeks to maximize total return consisting of capital appreciation and current income. To pursue this goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds. The fund’s investments include corporate bonds, debentures, notes, mortgage-related securities, collateralized mortgage obligations and asset-backed securities, convertible debt obligations, preferred stocks, convertible preferred stocks, municipal obligations, and zero coupon bonds, that, when purchased, are rated A or better or what we believe are the unrated equivalent, as determined by Dreyfus Corporation and in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including Treasury inflation-protected securities (TIPS). The fund also may invest up to 10% of its net assets in bonds issued by foreign issuers that are denominated in foreign currencies, and up to 20% of its net assets in bonds issued by foreign issuers whether denominated in U.S. dollars or in a foreign currency. The fund has no limit with respect to its portfolio maturity or duration.

Higher-Quality Bonds Outperformed Riskier Assets

Bonds proved volatile early in the reporting period amid concerns that the Federal Reserve Board (the “Fed”) December 2015 rate hike might be the first in a series of increases during 2016 and beyond. Concerns about global economic conditions also sparked heightened market turbulence when a slowdown in China and plummeting commodity prices triggered a flight to traditional safe havens, hurting riskier corporate bonds. Conversely, intensifying demand for high-quality U.S. bonds sparked a rally among U.S. Treasury securities.

The market’s trajectory changed dramatically in mid-February, when comments from the Fed suggested that U.S. policymakers would delay additional rate hikes due to global economic challenges. In addition, commodity prices began to rebound, and the People’s Bank of China and the European Central Bank announced new stimulus measures. Investors regained a degree of confidence, and riskier corporate bonds began to recover from previous weakness, enabling them to recoup previous losses. Meanwhile, demand for high-quality U.S. government securities remained robust from global investors seeking more competitive yields than were available in overseas markets.

Near the end of the reporting period, concerns surrounding a vote in the United Kingdom to leave the European Union produced renewed volatility. The resulting demand for traditional safe havens drove prices of U.S. Treasury securities higher and their yields toward historical lows.

3

DISCUSSION OF FUND PERFORMANCE (continued)

Corporate Bond Exposure Undermined Fund Results

Although the fund participated significantly in the bond market’s rally, its performance compared to the Index was hampered by its exposure to corporate-backed bonds, including those that were hurt by declining commodity prices in the volatile energy and materials sectors. The fund later recouped some of the losses produced by corporate bonds early in the reporting period, but it was not enough to fully offset their weakness. To a lesser extent, the fund’s relative results also were undermined by our decision to adopt a relatively short duration posture in advance of the Brexit vote in June. This tactical positioning was designed to protect the fund from potentially higher interest rates in case of a vote to stay in the European Union. Finally, an emphasis on the U.S. dollar proved counterproductive when major foreign currencies gained value in the spring.

The fund achieved better relative results from overweighted positions in taxable municipal bonds and asset-backed securities, and a focus on higher-quality securities proved especially beneficial during the market turbulence surrounding the Brexit vote.

At times during the reporting period, we employed futures to hedge against adverse interest-rate movements, and we used forward contracts to establish the fund’s currency positions.

Continued Volatility Expected

As of the reporting period’s end, we have maintained a generally cautious investment posture in anticipation of continued volatility in the financial markets. Economic instability in China and Europe seem likely to persist, as does the choppy U.S. economic recovery. In addition, yields of longer term sovereign bonds already have fallen toward historical lows, and yield differences have narrowed along the market’s credit-quality spectrum. Therefore, we recently trimmed the fund’s corporate bond exposure, and we have redeployed those assets to TIPS and other high-quality bonds with strong liquidity characteristics that can be used as a funding source when more attractively valued opportunities arise.

July 15, 2016

Bond funds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Each of these risks could increase the fund’s volatility.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

The fund may use derivative instruments, such as options, futures, options on futures, forward contracts, swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps, and other credit derivatives. A small investment in derivatives could have a potentially large impact on the fund’s performance.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals. The investment objective and policies of Dreyfus Variable Investment Fund, Quality Bond Portfolio made available through insurance products may be similar to other funds managed or advised by Dreyfus. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.

2 SOURCE: Lipper Inc. — Reflects reinvestment of dividends and, where applicable, capital gain distributions. The Barclays U.S. Aggregate Bond Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities, and asset-backed securities with an average maturity of 1-10 years. The Index does not include fees and expenses to which the fund is subject. Investors cannot invest directly in any index.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Variable Investment Fund, Quality Bond Portfolio from January 1, 2016 to June 30, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2016
	Initial Shares	Service Shares
Expenses paid per $1,000†	$ 4.78	$ 6.04
Ending value (after expenses)	$1,044.80	$1,042.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2016
	Initial Shares	Service Shares
Expenses paid per $1,000†	$ 4.72	$ 5.97
Ending value (after expenses)	$1,020.19	$1,018.95

†  Expenses are equal to the fund’s annualized expense ratio of .94% for Initial shares and 1.19% for Service shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

June 30, 2016 (Unaudited)

Bonds and Notes - 103.4%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Asset-Backed Ctfs./Auto Receivables - 4.1%
AmeriCredit Automobile Receivables Trust, Ser. 2012-4, Cl. D	2.68	10/9/18	245,000		246,098
AmeriCredit Automobile Receivables Trust, Ser. 2012-5, Cl. D	2.35	12/10/18	155,000		155,371
AmeriCredit Automobile Receivables Trust, Ser. 2013-1, Cl. D	2.09	2/8/19	305,000		305,101
AmeriCredit Automobile Receivables Trust, Ser. 2014-1, Cl. D	2.54	6/8/20	275,000		277,517
Capital Auto Receivables Asset Trust, Ser. 2013-1, Cl. D	2.19	9/20/21	160,000		160,459
Santander Drive Auto Receivables Trust, Ser. 2012-5, Cl. C	2.70	8/15/18	147,000		147,438
Santander Drive Auto Receivables Trust, Ser. 2012-6, Cl. D	2.52	9/17/18	285,000		286,368
Santander Drive Auto Receivables Trust, Ser. 2013-1, Cl. D	2.27	1/15/19	210,000		210,730
Santander Drive Auto Receivables Trust, Ser. 2013-2, Cl. D	2.57	3/15/19	510,000		512,629
				2,301,711
Commercial Mortgage Pass-Through Ctfs. - 1.0%
Citigroup Commercial Mortgage Trust, Ser. 2007-C6, Cl. A4	5.71	12/10/49	200,000	[a]	205,908
Commercial Mortgage Trust, Ser. 2014-UBS2, Cl. AM	4.20	3/10/47	70,000		76,664
Commercial Mortgage Trust, Ser. 2015-LC19, Cl. AM	3.53	2/10/48	170,000		181,358
Houston Galleria Mall Trust, Ser. 2015-HGLR, Cl. A1A2	3.09	3/5/37	100,000	[b]	104,216
				568,146
Consumer Discretionary - 1.9%
21st Century Fox America, Gtd. Notes	4.00	10/1/23	90,000		99,148
Comcast, Gtd. Notes	3.15	3/1/26	155,000	[c]	165,059
Cox Communications, Sr. Unscd. Notes	6.25	6/1/18	205,000	[b]	220,235
Sky, Gtd. Notes	3.75	9/16/24	345,000	[b]	359,229
Time Warner, Gtd. Debs.	5.35	12/15/43	210,000		241,653
				1,085,324
Consumer Staples - 1.6%
Kraft Heinz Foods, Gtd. Notes	3.95	7/15/25	155,000	[b]	168,923
Newell Brands, Sr. Unscd. Notes	4.20	4/1/26	95,000		103,158
Reynolds American, Gtd. Notes	4.85	9/15/23	310,000		354,621
Wm. Wrigley Jr., Sr. Unscd. Notes	3.38	10/21/20	235,000	[b]	250,928
				877,630

6

Bonds and Notes - 103.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Energy - 1.8%
Energy Transfer Partners, Sr. Unscd. Notes	4.90	2/1/24	125,000		128,042
Energy Transfer Partners, Sr. Unscd. Notes	5.15	2/1/43	270,000		242,299
Kinder Morgan, Gtd. Notes	7.75	1/15/32	235,000		264,142
Marathon Petroleum, Sr. Unscd. Notes	3.63	9/15/24	150,000		147,624
Unit, Gtd. Notes	6.63	5/15/21	45,000		34,987
Williams Partners, Sr. Unscd. Notes	4.50	11/15/23	130,000		124,920
Williams Partners, Sr. Unscd. Notes	6.30	4/15/40	65,000		61,873
				1,003,887
Financials - 9.2%
ABN AMRO Bank, Sr. Unscd. Notes	2.50	10/30/18	230,000	[b]	235,649
American Express Credit, Sr. Unscd. Notes, Ser. F	2.60	9/14/20	135,000		139,524
Bank of America, Sr. Unscd. Notes	5.63	7/1/20	40,000		45,046
Bank of America, Sr. Unscd. Notes	4.00	4/1/24	225,000		240,644
Bank of America, Sr. Unscd. Notes	3.50	4/19/26	270,000		279,877
Citigroup, Sr. Unscd. Bonds	3.40	5/1/26	205,000		210,810
Citigroup, Sr. Unscd. Notes	4.65	7/30/45	185,000		204,287
DDR, Sr. Unscd. Notes	4.75	4/15/18	340,000		354,884
Discover Financial Services, Sr. Unscd. Notes	5.20	4/27/22	274,000		300,985
ERAC USA Finance, Gtd. Notes	6.38	10/15/17	120,000	[b]	127,239
ERAC USA Finance, Gtd. Notes	3.85	11/15/24	60,000	[b]	64,625
Ford Motor Credit, Sr. Unscd. Notes, Ser. 1	1.49	3/12/19	315,000	[a]	313,804
Goldman Sachs Group, Sr. Unscd. Notes	1.73	11/15/18	385,000	[a]	386,073
Goldman Sachs Group, Sr. Unscd. Notes	2.75	9/15/20	105,000		107,292
Goldman Sachs Group, Sr. Unscd. Notes	2.27	11/29/23	230,000	[a]	230,273
JPMorgan Chase & Co., Sr. Unscd. Notes	4.35	8/15/21	150,000		165,153
JPMorgan Chase & Co., Sub. Notes	4.25	10/1/27	205,000		218,291
Morgan Stanley, Sr. Unscd. Notes	5.50	7/28/21	100,000		114,328
Morgan Stanley, Sr. Unscd. Notes	3.75	2/25/23	65,000		68,957
Pacific LifeCorp, Sr. Unscd. Notes	5.13	1/30/43	360,000	[b]	397,380

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 103.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Financials - 9.2% (continued)
Prudential Financial, Jr. Sub. Notes	5.88	9/15/42	240,000	[a,c]	259,800
Regency Centers, Gtd. Notes	5.88	6/15/17	96,000		99,804
Synchrony Financial, Sr. Unscd. Notes	3.75	8/15/21	160,000		165,954
Volkswagen Group of America Finance, Gtd. Notes	1.25	5/23/17	200,000	[b]	199,435
Wells Fargo & Co., Sub. Notes	4.30	7/22/27	230,000		248,568
				5,178,682
Foreign/Governmental - 1.0%
Argentine Government, Sr. Unscd. Notes	7.50	4/22/26	150,000	[b]	162,975
Mexican Government, Sr. Unscd. Notes	4.75	3/8/44	90,000		97,200
Petroleos Mexicanos, Gtd. Notes	5.50	1/21/21	140,000		148,560
Uruguayan Government, Sr. Unscd. Notes	4.50	8/14/24	55,000	[c]	60,019
Uruguayan Government, Sr. Unscd. Notes	4.38	10/27/27	95,000		101,650
				570,404
Health Care - 1.7%
AmerisourceBergen, Sr. Unscd. Notes	3.25	3/1/25	95,000		99,880
Celgene, Sr. Unscd. Notes	3.55	8/15/22	155,000		162,633
Gilead Sciences, Sr. Unscd. Notes	3.65	3/1/26	55,000		59,913
Gilead Sciences, Sr. Unscd. Notes	4.75	3/1/46	80,000		91,063
Medtronic, Gtd. Notes	4.63	3/15/45	195,000		230,046
Mylan, Gtd. Notes	3.15	6/15/21	140,000	[b]	142,330
Zimmer Biomet Holdings, Sr. Unscd. Notes	3.55	4/1/25	160,000		165,291
				951,156
Industrials - .9%
General Electric, Sr. Unscd. Notes	1.14	1/14/19	360,000	[a]	360,989
Waste Management, Gtd. Notes	4.10	3/1/45	110,000	[c]	119,972
				480,961
Information Technology - .9%
Denali International, Sr. Scd. Notes	5.63	10/15/20	170,000	[b]	178,755
Diamond 1 Finance, Sr. Scd. Notes	6.02	6/15/26	135,000	[b]	140,320
Hewlett Packard Enterprise, Sr. Unscd. Notes	4.40	10/15/22	175,000	[b]	187,606
				506,681

8

Bonds and Notes - 103.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Materials - 1.3%
Dow Chemical, Sr. Unscd. Notes	3.50	10/1/24	195,000		207,406
Glencore Funding, Gtd. Notes	4.63	4/29/24	165,000	[b]	154,605
LYB International Finance, Gtd. Notes	4.00	7/15/23	120,000		128,729
Mosaic, Sr. Unscd. Notes	4.25	11/15/23	235,000		253,598
				744,338
Municipal Bonds - 2.0%
California, GO (Build America Bonds)	7.30	10/1/39	340,000		515,277
New Jersey Economic Development Authority, School Facilities Construction Revenue	4.45	6/15/20	305,000		325,499
New York City, GO (Build America Bonds)	5.99	12/1/36	200,000		271,844
				1,112,620
Telecommunications - 1.2%
AT&T, Sr. Unscd. Notes	1.58	11/27/18	310,000	[a]	311,705
Rogers Communications, Gtd. Notes	4.10	10/1/23	185,000		205,935
Verizon Communications, Sr. Unscd. Notes	5.15	9/15/23	160,000		186,698
				704,338
U.S. Government Agencies/Mortgage-Backed - 27.5%
Federal Home Loan Mortgage Corp.
4.00%			2,135,000	[d,e]	2,285,284
3.50%, 8/1/45			245,883	[e]	261,414
5.50%, 5/1/40			9,072	[e]	10,111
Federal National Mortgage Association
3.00%, 5/1/30-4/1/45			2,462,803	[e]	2,585,420
3.50%, 5/1/30-11/1/45			4,462,530	[e]	4,750,340
4.50%, 10/1/40			1,735,609	[e]	1,899,376
5.00%, 3/1/21-10/1/33			874,070	[e]	968,621
5.50%, 2/1/34-7/1/40			210,740	[e]	239,417
7.00%, 6/1/29-9/1/29			19,071	[e]	20,292
Government National Mortgage Association I
5.50%, 4/15/33			336,784		382,138
Government National Mortgage Association II
3.00%, 10/20/45-11/20/45			2,074,396		2,171,525
7.00%, 9/20/28-7/20/29			4,465		5,432
				15,579,370
U.S. Government Securities - 45.0%
U.S. Treasury Bonds	2.50	2/15/46	3,860,000	[c]	4,023,147
U.S. Treasury Floating Rate Notes	0.45	4/30/18	2,290,000	[a]	2,290,879

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 103.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
U.S. Government Securities - 45.0% (continued)
U.S. Treasury Inflation Protected Securities, Notes	0.63	1/15/26	1,087,323	[f]	1,146,085
U.S. Treasury Notes	0.75	1/31/18	3,435,000		3,444,659
U.S. Treasury Notes	0.75	2/15/19	2,295,000	[c]	2,299,840
U.S. Treasury Notes	0.88	4/15/19	2,520,000		2,532,403
U.S. Treasury Notes	0.88	6/15/19	790,000	[c]	793,950
U.S. Treasury Notes	1.38	1/31/21	1,445,000		1,470,909
U.S. Treasury Notes	1.25	3/31/21	2,605,000		2,635,934
U.S. Treasury Notes	1.38	5/31/21	2,910,000		2,963,198
U.S. Treasury Notes	1.63	2/15/26	1,860,000	[c]	1,882,160
				25,483,164
Utilities - 2.3%
Consolidated Edison Company of New York, Sr. Unscd. Debs., Ser. 06-D	5.30	12/1/16	400,000		406,907
Dominion Resources, Sr. Unscd. Notes	3.90	10/1/25	115,000		123,487
Enel Finance International, Gtd. Notes	6.00	10/7/39	160,000	[b]	189,761
Exelon Generation, Sr. Unscd. Notes	6.25	10/1/39	185,000		203,971
Kentucky Utilities, First Mortgage Bonds	4.38	10/1/45	80,000		91,812
Louisville Gas & Electric, First Mortgage Bonds	4.38	10/1/45	90,000		103,695
Nevada Power, Mortgage Notes, Ser. R	6.75	7/1/37	150,000		207,843
				1,327,476
Total Bonds and Notes (cost $56,843,689)			58,475,888
Options Purchased - .0%			Face Amount Covered by Contracts		Value ($)
Call Options - .0%
Norwegian Krone, September 2016 @ NOK 9.30 (cost $2,547)		EUR	150,000		2,711
Short-Term Investments - .0%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)

U.S. Treasury Bills (cost $24,982)	0.35	9/15/16	25,000		24,990
Other Investment - .1%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund (cost $56,050)			56,050	[g]	56,050

10

Investment of Cash Collateral for Securities Loaned - .6%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund, Institutional Shares (cost $330,950)	330,950	[g] 330,950
Total Investments (cost $57,258,218)	104.1%	58,890,589
Liabilities, Less Cash and Receivables	(4.1%)	(2,313,913)
Net Assets	100.0%	56,576,676

EUR—Euro

GO—General Obligation

NOK—Norwegian Krone

a Variable rate security—rate shown is the interest rate in effect at period end.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, these securities were valued at $3,284,211 or 5.8% of net assets.

c Security, or portion thereof, on loan. At June 30, 2016, the value of the fund’s securities on loan was $9,603,947 and the value of the collateral held by the fund was $9,942,157, consisting of cash collateral of $330,950 and U.S. Government & Agency securities valued at $9,611,207.

d Purchased on a forward commitment basis.

e The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

f Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

g Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government and Agencies/Mortgage-Backed	72.5
Corporate Bonds	22.8
Asset-Backed	4.1
Municipal Bonds	2.0
Commercial Mortgage-Backed	1.0
Foreign/Governmental	1.0
Short-Term/Money Market Investments	.7
Options Purchased	.0
104.1

† Based on net assets.

See notes to financial statements.

11

STATEMENT OF OPTIONS WRITTEN

June 30, 2016 (Unaudited)

		Face Amount Covered by Contracts ($)	[a]	Value ($)
Call Options:
Brazilian Real,
September 2016 @ BRL 3.8		85,000		(391)
Colombian Peso,
July 2016 @ COP 3,300		85,000		-
Colombian Peso,
September 2016 @ COP 3,300		85,000		(914)
Hungarian Forint,
September 2016 @ HUF 300		85,000		(633)
Norwegian Krone,
September 2016 @ NOK 9.65	EUR	150,000		(1,058)
South African Rand,
July 2016 @ ZAR 16.5		85,000		-
South African Rand,
September 2016 @ ZAR 16.5		85,000		(1,104)
South Korean Won,
September 2016 @ KRW 1,210		85,000		(696)
Put Options:
New Zealand Dollar,
August 2016 @ NZD 1.05	AUD	115,000		(1,021)
Norwegian Krone,
September 2016 @ NOK 9	EUR	150,000		(783)
Total Options Written (premiums received $11,429)				(6,600)

a Face amount stated in U.S. Dollars unless otherwise indicated.

AUD—Australian Dollar

EUR—Euro

See notes to financial statements.

12

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $9,603,947)—Note 1(c):
Unaffiliated issuers	56,871,218	58,503,589
Affiliated issuers	387,000	387,000
Cash		84,219
Cash denominated in foreign currency	1,724	1,727
Receivable for investment securities sold		475,480
Dividends, interest and securities lending income receivable		287,112
Unrealized appreciation on swap agreements—Note 4		109,184
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		31,555
Prepaid expenses		1,245
		59,881,111
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		43,364
Payable for open mortgage dollar roll transactions—Note 4		2,279,958
Payable for investment securities purchased		477,833
Liability for securities on loan—Note 1(c)		330,950
Payable for shares of Beneficial Interest redeemed		72,292
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		43,510
Outstanding options written, at value (premiums received $11,429)—See Statement of Options Written—Note 4		6,600
Accrued expenses		49,928
		3,304,435
Net Assets ($)		56,576,676
Composition of Net Assets ($):
Paid-in capital		56,166,564
Accumulated undistributed investment income—net		43,539
Accumulated net realized gain (loss) on investments		(1,367,859)
Accumulated net unrealized appreciation (depreciation) on investments, options transactions, swap transactions and foreign currency transactions		1,734,432
Net Assets ($)		56,576,676

Net Asset Value Per Share	Initial Shares	Service Shares
Net Assets ($)	42,900,493	13,676,183
Shares Outstanding	3,538,002	1,132,779
Net Asset Value Per Share ($)	12.13	12.07

See notes to financial statements.

13

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2016 (Unaudited)

Investment Income ($):
Income:
Interest	773,224
Dividends from affiliated issuers	2,084
Income from securities lending—Note 1(c)	6,484
Total Income	781,792
Expenses:
Investment advisory fee—Note 3(a)	186,007
Professional fees	38,009
Distribution fees—Note 3(b)	17,429
Prospectus and shareholders’ reports	13,065
Custodian fees—Note 3(b)	10,445
Trustees’ fees and expenses—Note 3(c)	2,628
Loan commitment fees—Note 2	455
Shareholder servicing costs—Note 3(b)	304
Miscellaneous	19,197
Total Expenses	287,539
Less—reduction in fees due to earnings credits—Note 3(b)	(10)
Net Expenses	287,529
Investment Income—Net	494,263
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(439,885)
Net realized gain (loss) on options transactions	23,191
Net realized gain (loss) on financial futures	(16,048)
Net realized gain (loss) on swap transactions	1,264
Net realized gain (loss) on forward foreign currency exchange contracts	(49,289)
Net Realized Gain (Loss)	(480,767)
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	2,442,041
Net unrealized appreciation (depreciation) on options transactions	481
Net unrealized appreciation (depreciation) on financial futures	(7,181)
Net unrealized appreciation (depreciation) on swap transactions	68,363
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(27,603)
Net Unrealized Appreciation (Depreciation)	2,476,101
Net Realized and Unrealized Gain (Loss) on Investments	1,995,334
Net Increase in Net Assets Resulting from Operations	2,489,597

See notes to financial statements.

14

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Operations ($):
Investment income—net	494,263	1,169,015
Net realized gain (loss) on investments	(480,767)	619,979
Net unrealized appreciation (depreciation) on investments	2,476,101	(2,795,192)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,489,597	(1,006,198)
Dividends to Shareholders from ($):
Investment income—net:
Initial Shares	(413,837)	(962,905)
Service Shares	(116,119)	(289,220)
Total Dividends	(529,956)	(1,252,125)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	1,047,348	4,199,364
Service Shares	701,279	887,312
Dividends reinvested:
Initial Shares	413,837	962,905
Service Shares	116,119	289,220
Cost of shares redeemed:
Initial Shares	(4,101,985)	(9,288,329)
Service Shares	(1,931,018)	(3,660,289)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(3,754,420)	(6,609,817)
Total Increase (Decrease) in Net Assets	(1,794,779)	(8,868,140)
Net Assets ($):
Beginning of Period	58,371,455	67,239,595
End of Period	56,576,676	58,371,455
Undistributed investment income—net	43,539	79,232
Capital Share Transactions (Shares):
Initial Shares
Shares sold	88,475	347,625
Shares issued for dividends reinvested	35,112	79,851
Shares redeemed	(345,349)	(770,402)
Net Increase (Decrease) in Shares Outstanding	(221,762)	(342,926)
Service Shares
Shares sold	59,806	73,533
Shares issued for dividends reinvested	9,896	24,073
Shares redeemed	(163,790)	(304,358)
Net Increase (Decrease) in Shares Outstanding	(94,088)	(206,752)

See notes to financial statements.

15

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	June 30, 2016	Year Ended December 31,
Initial Shares	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	11.72	12.16	11.85	12.37	11.92	11.55
Investment Operations:
Investment income—net[a]	.11	.23	.20	.21	.22	.29
Net realized and unrealized gain (loss) on investments	.41	(.43)	.36	(.39)	.59	.51
Total from Investment Operations	.52	(.20)	.56	(.18)	.81	.80
Distributions:
Dividends from investment income-net	(.11)	(.24)	(.25)	(.34)	(.36)	(.43)
Net asset value, end of period	12.13	11.72	12.16	11.85	12.37	11.92
Total Return (%)	4.48[b]	(1.65)	4.79	(1.54)	7.00	7.04
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.94[c]	.92	.85	.92	.84	.79
Ratio of net expenses to average net assets	.94[c]	.92	.85	.92	.84	.79
Ratio of net investment income to average net assets	1.79[c]	1.91	1.68	1.76	1.80	2.54
Portfolio Turnover Rate[d]	124.77[b]	314.50	387.86	397.26	518.55	379.94
Net Assets, end of period ($ x 1,000)	42,900	44,057	49,880	55,337	66,251	69,072

a Based on average shares outstanding.

b Not annualized.

c Annualized.

d The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended June 30, 2016, December 31, 2015, 2014, 2013, 2012 and 2011 were 97.84%, 120.54%, 182.67%, 176.37%, 269.42% and 162.19%, respectively.

See notes to financial statements.

16

	Six Months Ended
	June 30, 2016	Year Ended December 31,
Service Shares	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	11.67	12.11	11.80	12.33	11.88	11.51
Investment Operations:
Investment income—net[a]	.09	.20	.17	.18	.19	.26
Net realized and unrealized gain (loss) on investments	.41	(.42)	.36	(.40)	.59	.51
Total from Investment Operations	.50	(.22)	.53	(.22)	.78	.77
Distributions:
Dividends from investment income-net	(.10)	(.22)	(.22)	(.31)	(.33)	(.40)
Net asset value, end of period	12.07	11.67	12.11	11.80	12.33	11.88
Total Return (%)	4.29[b]	(1.89)	4.56	(1.80)	6.70	6.78
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.19[c]	1.17	1.10	1.17	1.09	1.04
Ratio of net expenses to average net assets	1.19[c]	1.17	1.10	1.17	1.09	1.04
Ratio of net investment income to average net assets	1.54[c]	1.66	1.43	1.51	1.55	2.22
Portfolio Turnover Rate[d]	124.77[b]	314.50	387.86	397.26	518.55	379.94
Net Assets, end of period ($ x 1,000)	13,676	14,314	17,359	19,561	24,378	26,776

a Based on average shares outstanding.

b Not annualized.

c Annualized.

d The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended June 30, 2016, December 31, 2015, 2014, 2013, 2012 and 2011 were 97.84%, 120.54%, 182.67%, 176.37%, 269.42% and 162.19%, respectively.

See notes to financial statements.

17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Quality Bond Portfolio (the “fund”) is a separate diversified series of Dreyfus Variable Investment Fund (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering seven series, including the fund. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek to maximize total return, consisting of capital appreciation and current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these

18

arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Trustees (the “Board”) Investments for which quoted bid prices

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally

20

categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2016 in valuing the fund’s investments:

	Level 1 -Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	2,301,711	-	2,301,711
Commercial Mortgage-Backed	-	568,146	-	568,146
Corporate Bonds†	-	12,860,473	-	12,860,473
Foreign Government	-	570,404	-	570,404
Municipal Bonds†	-	1,112,620	-	1,112,620
Mutual Funds	387,000	-	-	387,000
U.S. Government Agencies/ Mortgage-Backed	-	15,579,370	-	15,579,370
U.S. Treasury	-	25,508,154	-	25,508,154
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	31,555	-	31,555
Options Purchased	-	2,711		2,711
Swaps††	-	109,184	-	109,184
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(43,510)	-	(43,510)
Options Written	-	(6,600)	-	(6,600)

† See Statement of Investments for additional detailed categorizations.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

At June 30, 2016, there were no transfers between levels of the fair value hierarchy.

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended June 30, 2016, The Bank of New York Mellon

22

earned $1,975 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended June 30, 2016 were as follows:

Affiliated Investment Company	Value 12/31/2015 ($)	Purchases ($)	Sales ($)	Value 6/30/2016 ($)	Net Assets (%)
Dreyfus Institutional Cash Advantage Fund, Institutional Shares	266,500	4,273,753	4,209,303	330,950.6
Dreyfus Institutional Preferred Plus Money Market Fund	580,061	13,210,252	13,734,263	56,050.1
Total	846,561	17,484,005	17,943,566	387,000.7

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid on a monthly basis. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

On June 30, 2016, the Board declared a cash dividend of $.015 and $.013 per share for the Initial shares and Service shares, respectively, from undistributed investment income-net payable on July 1, 2016 (ex-dividend date) to shareholders of record as of the close of business on June 30, 2016.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

expense in the Statement of Operations. During the period ended June 30, 2016, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $718,077 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2015. If not applied, the carryover expires in fiscal year 2017.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2015 was as follows: ordinary income $1,252,125. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $555 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to January 11, 2016, the unsecured credit facility with Citibank, N.A. was $480 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2016, the fund did not borrow under the Facilities.

24

NOTE 3—Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with Dreyfus, the investment advisory fee is computed at the annual rate of .65% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets. The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2016, Service shares were charged $17,429 pursuant to the Distribution Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2016, the fund was charged $261 for transfer agency services and $22 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $10.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2016, the fund was charged $10,445 pursuant to the custody agreement.

During the period ended June 30, 2016, the fund was charged $4,812 for services performed by the Chief Compliance Officer and his staff.

25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $30,314, Distribution Plan fees $2,824, custodian fees $5,352, Chief Compliance Officer fees $4,812 and transfer agency fees $62.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, forward contracts, financial futures, options transactions and swap transactions, during the period ended June 30, 2016, amounted to $74,039,153 and $79,978,394, respectively, of which $15,981,675 in purchases and $16,004,354 in sales were from mortgage dollar roll transactions.

Mortgage Dollar Rolls: A mortgage dollar roll transaction involves a sale by the fund of mortgage related securities that it holds with an agreement by the fund to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. The fund accounts for mortgage dollar rolls as purchases and sales transactions.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended June 30, 2016 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a

26

commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default. At June 30, 2016, there were no financial futures outstanding.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in foreign currencies or as a substitute for an investment. The fund is subject to market risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the

27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

The following summarizes the fund’s call/put options written during the period ended June 30, 2016:

		Options Terminated
	Premiums		Net Realized
Option Written:	Received ($)	Cost ($)	Gain (Loss) ($)
Contracts outstanding
December 31, 2015	19,588
Contracts written	19,314
Contracts terminated:
Contracts expired	27,473	-	27,473
Contracts outstanding June 30, 2016	11,429

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the

28

counterparty. The following summarizes open forward contracts at June 30, 2016:

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Purchases:
Bank of America
Colombian Peso,
Expiring
8/31/2016	533,060,000	177,998	180,103	2,105
Indonesian Rupiah,
Expiring
8/31/2016	2,339,850,000	174,942	175,109	167
Barclays Bank
Colombian Peso,
Expiring
8/31/2016	111,630,000	37,025	37,716	691
Citigroup
Brazilian Real,
Expiring
8/2/2016	310,000	84,865	95,487	10,622
Russian Ruble,
Expiring
8/31/2016	11,930,000	180,270	183,452	3,182
HSBC
Australian Dollar,
Expiring
7/29/2016	230,000	168,770	171,345	2,575
Swedish Krona,
Expiring
7/29/2016	2,130,000	257,879	252,075	(5,804)
JP Morgan Chase Bank
Argentine Peso,
Expiring
7/27/2016	1,230,000	81,457	80,550	(907)
8/17/2016	1,230,000	83,616	79,637	(3,979)
Polish Zloty,
Expiring
8/31/2016	655,000	170,559	165,765	(4,794)
UBS
Norwegian Krone,
Expiring
7/29/2016	2,995,000	353,865	357,865	4,000

29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Sales:
Bank of America
New Zealand Dollar,
Expiring
7/29/2016	360,000	256,823	256,644	179
Singapore Dollar,
Expiring
7/29/2016	120,000	88,255	89,058	(803)
South Korean Won,
Expiring
8/31/2016	104,145,000	90,009	90,352	(343)
Thai Baht,
Expiring
8/31/2016	12,780,000	363,399	363,273	126
Barclays Bank
Malaysian Ringgit,
Expiring
8/30/2016	370,000	91,652	91,390	262
Citigroup
Chilean Peso,
Expiring
8/31/2016	28,960,000	42,048	43,505	(1,457)
Euro,
Expiring
7/29/2016	459,000	505,910	509,935	(4,025)
Taiwan Dollar,
Expiring
8/31/2016	14,720,000	459,283	456,964	2,319
Goldman Sachs International
Swiss Franc,
Expiring
7/29/2016	175,000	181,150	179,554	1,596
HSBC
Canadian Dollar,
Expiring
7/29/2016	120,000	91,693	92,894	(1,201)
JP Morgan Chase Bank
Australian Dollar,
Expiring
7/1/2016	2,310	1,721	1,723	(2)

30

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Sales: (continued)
JP Morgan Chase Bank (continued)
Hong Kong Dollar,
Expiring
1/19/2017	1,385,000	176,198	178,733	(2,535)
Hungarian Forint,
Expiring
8/31/2016	23,570,000	86,559	82,828	3,731
Peruvian New Sol,
Expiring
10/21/2016	1,275,000	366,075	382,978	(16,903)
South African Rand,
Expiring
8/31/2016	1,464,000	97,349	98,106	(757)
Gross Unrealized Appreciation				31,555
Gross Unrealized Depreciation				(43,510)

Swap Transactions: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap transactions in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap transactions in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open interest rate swaps entered into by the fund at June 30, 2016:

OTC Interest Rate Swaps

Notional Amount ($)	Currency/ Floating Rate	Counterparty	(Pay) Receive Fixed Rate (%)	Expiration	Unrealized Appreciation ($)
5,340,000	USD - 1 YEAR US CPI URBAN CONSUMERS NSA	Deutsche Bank	0.34	10/1/2016	38,834
10,600,000	USD - 1 YEAR US CPI URBAN CONSUMERS NSA	Deutsche Bank	0.41	10/2/2016	70,350

Gross Unrealized Appreciation					109,184

CPI—Consumer Price Index

NSA—Not Seasonally Adjusted

USD—United States Dollar

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to

32

corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. At June 30, 2016, there were no credit default swap agreements outstanding.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of June 30, 2016 is shown below:

	Derivative Assets ($)			Derivative Liabilities ($)
Interest rate risk	109,184	[1]	Interest rate risk	-
Foreign exchange risk	34,266	[2,3]	Foreign exchange risk	(50,110)	[3,4]
Gross fair value of derivative contracts	143,450			(50,110)

Statement of Assets and Liabilities location:

[1]	Unrealized appreciation (depreciation) on swap agreements.
[2]	Options purchased are included in Investments in securities—Unaffiliated issuers, at value.
[3]	Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
[4]	Outstanding options written, at value.

The effect of derivative instruments in the Statement of Operations during the period ended June 30, 2016 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Financial Futures	[1]	Options Transactions	[2]	Forward Contracts	[3]	Swaps Transactions	[4]	Total
Interest rate	(16,048)		-		-		-		(16,048)
Foreign Exchange	-		23,191		(49,289)		-		(26,098)
Credit	-		-		-		1,264		1,264
Total	(16,048)		23,191		(49,289)		1,264		(40,882)

33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Financial Futures	[5]	Options Transactions	[6]	Forward Contracts	[7]	Swaps Transactions	[8]	Total
Interest rate	(7,181)		-		-		68,363		61,182
Foreign Exchange	-		481		(27,603)		-		(27,122)
Total	(7,181)		481		(27,603)		68,363		34,060
Statement of Operations location:

[1]	Net realized gain (loss) on financial futures.
[2]	Net realized gain (loss) on options transactions.
[3]	Net realized gain (loss) on forward foreign currency exchange contracts.
[4]	Net realized gain (loss) on swaps transactions.
[5]	Net unrealized appreciation (depreciation) on financial futures.
[6]	Net unrealized appreciation (depreciation) on options transactions.
[7]	Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
[8]	Net unrealized appreciation (depreciation) on swap transactions.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At June 30, 2016, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Options	2,711	(6,600)
Forward contracts	31,555	(43,510)
Swaps	109,184	-
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	143,450	(50,110)
Derivatives not subject to
Master Agreements	-	-
Total gross amount of assets
and liabilities subject to
Master Agreements	143,450	(50,110)

34

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of June 30, 2016:

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Assets ($)	[1]	for Offset ($)	Received ($)	Assets ($)
Bank of America	2,577		(2,250)	-	327
Barclays Bank	953		-	-	953
Citigroup	16,123		(5,482)	-	10,641
Deutsche Bank	109,184		-	-	109,184
Goldman Sachs International	1,596		(391)	-	1,205
HSBC	2,575		(2,575)	-	-
JP Morgan Chase Bank	6,442		(6,442)	-	-
UBS	4,000		-	-	4,000
Total	143,450		(17,140)	-	126,310

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Liabilities ($)	[1]	for Offset ($)	Pledged ($)	Liabilities ($)
Bank of America	(2,250)		2,250	-	-
Citigroup	(5,482)		5,482	-	-
Goldman Sachs International	(391)		391	-	-
HSBC	(7,005)		2,575	-	(4,430)
JP Morgan Chase Bank	(34,982)		6,442	-	(28,540)
Total	(50,110)		17,140	-	(32,970)

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.

The following summarizes the average market value of derivatives outstanding during the period ended June 30, 2016:

Average Market Value ($)
Interest rate financial futures	3,436,699
Foreign currency options contracts	7,067
Forward contracts	4,885,513

The following summarizes the average notional value of swap agreements outstanding during the period ended June 30, 2016:

Average Notional Value ($)
Interest rate swap agreements	15,940,000
Credit default swap agreements	167,143

35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At June 30, 2016, accumulated net unrealized appreciation on investments was $1,632,371, consisting of $1,779,514 gross unrealized appreciation and $147,143 gross unrealized depreciation.

At June 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

36

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Trustees held on February 17-18, 2016, the Board considered the renewal of the fund’s Investment Advisory Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2015, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis.

37

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. They also noted that performance generally should be considered over longer periods of time, although it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect disproportionately long-term performance. The Board discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods (lowest in the Performance Group for five out of six periods), except for the ten-year period when it was at the Performance Universe median. The Board also noted that the fund’s yield performance was below the Performance Group medians for eight of the ten one-year periods ended December 31st, and was below the Performance Universe medians for seven of the ten one-year periods ended December 31st. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was above the Expense Group median and that the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund (which has been zero for several years) and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus

38

fund complex, and the method used to determine the expenses and profit. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board expressed concern about the fund’s performance and agreed to closely monitor performance.

• The Board concluded that the fee paid to Dreyfus was not so disproportionately large that it could not have been the result of an arm’s-length bargaining.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and

39

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined to renew the Agreement.

40

NOTES

41

For More Information

Dreyfus Variable Investment Fund, Quality Bond Portfolio

200 Park Avenue
New York, NY 10166

Investment Adviser

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Telephone 1-800-258-4260 or 1-800-258-4261

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 Attn: Institutional Services Department

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 0120SA0616

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Variable Investment Fund

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date: August 11, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

             Bradley J. Skapyak

            President

Date: August 11, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date: August 11, 2016

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)